UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-07447

                         Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

Virtus Emerging Markets Opportunities Fund*

Virtus Insight Government Money Market Fund

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund

Virtus Low Duration Income Fund

Virtus Tax-Exempt Bond Fund

December 31, 2013

TRUST NAME: VIRTUS INSIGHT TRUST

*	Prospectus supplement applicable to this Fund appears at the back of this Annual Report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Message to Shareholders			1
Key Investment Terms			2
Disclosure of Fund Expenses			4
Funds	Fund Summary	Schedule of Investments

Virtus Emerging Markets Opportunities Fund (“Emerging Markets Opportunities Fund”)	7	26
Virtus Insight Government Money Market Fund (“Insight Government Money Market Fund”)	10	30
Virtus Insight Money Market Fund (“Insight Money Market Fund”)	13	33
Virtus Insight Tax-Exempt Money Market Fund (“Insight Tax-Exempt Money Market Fund”)	16	36
Virtus Low Duration Income Fund (“Low Duration Income Fund”)	19	39
Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”)	22	53
Statements of Assets and Liabilities			60
Statements of Operations			62
Statements of Changes in Net Assets			64
Financial Highlights			66
Notes to Financial Statements			73
Report of Independent Registered Public Accounting Firm			90
Tax Information Notice			91
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees			92
Fund Management Tables			98

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

There were many positive signs for the economy in 2013. It was an exceptionally strong year for equities. Fueled by easy money from the Federal Reserve (the “Fed”) and a growing economy, the U.S. stock market soared to new highs as major indices delivered double-digit returns. The S&P 500® Index gained 32.4%, achieving its best year since 1997. International equities had mixed performance, as developed markets including Japan and Europe, generally posted strong returns, while emerging markets underperformed after several years of strong asset inflows.

Worries about rising interest rates triggered volatility across fixed income markets for much of the second half of the year in response to the Fed’s decision to taper its aggressive bond buying program, an idea raised in late May and enacted in mid-December. The 10-year Treasury yield rose above 3.00% for the first time since the summer of 2011, ending the year at 3.04% versus 1.78% at year-end 2012. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, was down 2%, only the third negative annual return since 1976.

Looking to the year ahead, there is good reason for investors to be optimistic. The U.S. economy continues to show signs of growth in hiring, consumer spending, and housing. While China’s recovery is still tenuous, Europe continues to recover and gain strength. The onus remains on the U.S. government to keep the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

President, Virtus Mutual Funds

Sincerely,

George R. Aylward

February 2014

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Municipal Bond Index

The Barclays Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Barclays U.S. Intermediate Government/Credit Bond Index

The Barclays U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of 4 to 5 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Federal Open Market Committee (FOMC)

The branch of the Federal Reserve Board that determines the direction of monetary policy. The FOMC is composed of the board of governors, which has seven members, and five reserve bank presidents. The president of the Federal Reserve Bank of New York serves continuously, while the presidents of the other reserve banks rotate their service of one-year terms.

Gross Domestic Product (GDP)

An important measure of a country’s economic performance, GDP is the total market value of all final goods and services produced in a country during any quarter or year.

MSCI AC World Index (Net)

The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested.

MSCI Emerging Markets Index (Net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

PIK (Payment-in-Kind Security)

A bond that pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Quantitative Easing (QE)

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Repurchase Agreement — “Repo”

An agreement between a buyer and a seller, usually of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, a stated time. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JULY 1, 2013 TO DECEMBER 31, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund (each a “Fund”) of Virtus Insight Trust (the “Trust”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class A shares of the Money Market Funds are sold without sales charges. These expense examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JULY 1, 2013 TO DECEMBER 31, 2013

Expense Table
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$985.80	1.32%	$6.61
Class A	1,000.00	985.00	1.57	7.86
Class C	1,000.00	981.80	2.32	11.59

Hypothetical (5% return before expenses)
Class I	1,000.00	1,018.47	1.32	6.74
Class A	1,000.00	1,017.19	1.57	8.01
Class C	1,000.00	1,013.36	2.32	11.84
Insight Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.07%	$0.35
Class A	1,000.00	1,000.05	0.07	0.35

Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.85	0.07	0.36
Class A	1,000.00	1,024.85	0.07	0.36
Insight Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.14%	$0.71
Class A	1,000.00	1,000.05	0.14	0.71

Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.49	0.14	0.71
Class A	1,000.00	1,024.49	0.14	0.71
Insight Tax-Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.04%	$0.20
Class A	1,000.00	1,000.05	0.04	0.20

Hypothetical (5% return before expenses)
Class I	1,000.00	1,025.00	0.04	0.20
Class A	1,000.00	1,025.00	0.04	0.20
Low Duration Income Fund
Actual
Class I	$1,000.00	$1,018.00	0.70%	$3.56
Class A	1,000.00	1,016.70	0.95	4.83
Class C	1,000.00	1,013.80	1.70	8.63

Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.63	0.70	3.57
Class A	1,000.00	1,020.36	0.95	4.85
Class C	1,000.00	1,016.53	1.70	8.68

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JULY 1, 2013 TO DECEMBER 31, 2013

Expense Table
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Tax-Exempt Bond Fund
Actual
Class I	$1,000.00	$1,003.80	0.60%	$3.03
Class A	1,000.00	1,002.50	0.85	4.29
Class C	1,000.00	998.70	1.60	8.06

Hypothetical (5% return before expenses)
Class I	1,000.00	1,022.14	0.60	3.06
Class A	1,000.00	1,020.87	0.85	4.34
Class C	1,000.00	1,017.04	1.60	8.17

*	Expenses are equal to the Fund’s annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

EMERGING MARKETS OPPORTUNITIES FUND (Unaudited)	Ticker Symbols: I Share: HIEMX A Share: HEMZX C Share: PICEX

¢	The Fund is diversified and has an investment objective of providing capital appreciation. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2013, the Fund’s Class I shares at NAV returned -6.32%, Class A shares at NAV returned -6.58% and Class C shares at NAV returned -7.21%. For the same period, the S&P 500® Index, a broad-based equity index, returned 32.39% and the MSCI Emerging Markets Index (Net), which is the Fund’s style-specific benchmark appropriate for comparison, returned -2.60%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

How did the market perform during the Fund’s fiscal year?

¢	What worked for the Fund during the first half of the year presented headwinds in the second half. Since April 1, 2013, the lowest quality quartile stocks meaningfully outperformed the highest quality quartile stocks across all six geographic regions we cover.

¢	Developed markets rallied and a number of emerging market currencies weakened during the year.

¢	Economic growth across many emerging markets remained subdued relative to the recent past but still at a quicker pace than developed markets.

¢	The strongest hit currencies were those of countries in need of foreign investment to cover high current account deficits (CAD) relative to GDP. As a result of the sell-off, central banks across the emerging markets raised rates to attract and hold investors and some governments took measures to cut their CAD – notably India.

¢	India’s CAD fell following a 38% decline in the rupee versus the U.S. dollar in the 30 months to year-end 2013; the currency recovered 10% from its August trough.

¢	Japan’s aggressive money printing program has depressed the yen, which should benefit Japanese export competitiveness against competitor nations such as South Korea.

¢	India’s economy is slowing and inflation has remained stubbornly high due to food prices. Despite this, GDP growth remains on track to be in the 4% to 5% range.

¢	Mexico’s consumer spending grew slower than expected on lower government spending following a change in administration.

What factors affected the Fund’s performance during its fiscal year?

¢	The leading detractors from performance were the information technology and financials sectors. The Fund’s underweight to information technology, as well as stock selection and overweight in financials, also detracted from relative performance during the year.

¢	The consumer discretionary and energy sectors were the top-performing sectors in the portfolio versus the benchmark during the fiscal year. Our selection of consumer discretionary names and underweight to energy helped performance.

¢	The Fund’s underweights to Taiwan and China negatively impacted performance during the period, as both countries outperformed the overall benchmark. Our out-of-index exposure to Hong Kong and the United Kingdom supported performance during the year.

¢	Industrias Penoles, Compania de Minas Buenaventura, BM&F Bovespa, Housing Development Finance Corp., and Wal-Mart de Mexico detracted from absolute performance during the year.

¢	Industrias Penoles, Tencent Holdings*, Compania de Minas Buenaventura, BM&F Bovespa, and Wal-Mart de Mexico detracted from relative performance during the year.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EMERGING MARKETS OPPORTUNITIES FUND (Unaudited) (Continued)

¢	Sands China, SABMiller, British American Tobacco, Sun Pharmaceuticals, and Yandex helped absolute performance during the year.

¢	Sands China, SABMiller, British American Tobacco, Sun Pharmaceuticals and Petroleo Brasileiro* helped relative performance during the year.

*	This company was not held by the Fund; however, when a company that comprises a significant portion of the benchmark index makes a significant gain or loss during a quarter, it can affect the portfolio’s relative performance significantly.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

The market price of equity securities may be affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium sized companies may enhance that risk. A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk. A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2013.
Consumer Staples	40%
Financials	30
Consumer Discretionary	7
Materials	5
Information Technology	5
Utilities	3
Health Care	3
Other (includes short-term investments and securities lending collateral)	7

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EMERGING MARKETS OPPORTUNITIES FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/13
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	-6.32%	15.72%	12.15%	—	—
Class A Shares at NAV[2]	-6.58	15.44	11.89	—	—
Class A Shares at POP[3,4]	-11.95	14.08	11.23	—	—
Class C Shares at NAV[2] and CDSC[4]	-7.21	14.64	—	8.58%	6/26/06
S&P 500® Index	32.39	17.94	7.40	7.62[5]
MSCI Emerging Markets Index (Net)	-2.60	14.79	11.17	7.38[5]

Fund Expense Ratios6: I Shares: Gross 1.37%, Net 1.32%; A Shares 1.57%; C Shares 2.32%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returns are from the inception date of Class C shares.
[6]	The expense ratios of the Fund, both net and gross are set forth according to the prospectus for the Fund effective May 1, 2013, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waiver. Expense ratios reflect fees and expenses associated with the underlying funds.

Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2003, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT GOVERNMENT MONEY MARKET FUND (Unaudited)	Ticker Symbols: I Share: HGCXX A Share: HIGXX

¢	The Fund is diversified and has an investment objective of providing as high a level of current income from government obligations as is consistent with preservation of capital and liquidity. There is no guarantee that the Fund will achieve its objective.

How did the markets perform during the Fund’s fiscal year?

¢	Momentum in the U.S. economy continued to indicate strength in December, adding to some of the encouraging news from October and November. For example, the Job Openings and Labor Turnover Report (JOLT survey) showed the largest number of job openings since 2009, auto sales for November were quite strong, and although housing momentum has slowed somewhat, residential construction is up 17% versus a year ago. On top of all this, the Federal government reached a bipartisan budget deal that scaled back some of the sequester cuts and restored a portion of discretionary spending, and was met with very little opposition from either party.

¢	The Federal Reserve Bank (the “Fed”), seeing these improving data points and budget reconciliation, finally took action on the long awaited “taper.” The Fed trimmed the pace of asset purchases from $85 billion per month to $75 billion per month, starting in January, and indicated that an additional slowdown in asset purchases is likely in 2014.

What factors affected the Fund’s performance during its fiscal year?

¢	During the past year, the Virtus Insight Government Money Market Fund was primarily focused on the preservation of principal and maintaining a high level of liquidity. The weighted-average maturity (WAM) was kept mostly between 40 and 50 days. The tremendous amount of money concentrated in the front-end of the yield curve has continued to push yields lower for available securities. Areas that proved beneficial to the Fund this year were the opportunistic buying of longer-dated instruments, namely 1-year U.S. Government Agencies.

¢	The biggest challenge the Fund faced this year were the exceptionally low rates on short-dated instruments. The liquidity requirements to keep 10% overnight and 30% within one week dictate that a large portion of the Fund must be invested at these very low rates. For example, overnight repurchase rates have hovered at less than 0.05% for nearly the entire year and 3- to 6-month Agencies have been between 0.04% and 0.14%.

¢	Looking ahead, we expect rates at the front end of the yield curve (under 13 months) to remain relatively unchanged even though high volatility in maturities longer than two years is forecast. The Fed now appears to recognize that the costs associated with Quantitative Easing (“QE”) are rising while its benefits are diminishing. The Fed has stated that tapering the monthly asset purchases will not lead to an increase of the overnight lending rate before the unemployment rate dips to below the 6.5% target level and inflation approaches the 2% target area. In light of the aforementioned qualifications, we expect that the FOMC will maintain its near-zero rate policy until at least mid-2015.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be enhanced with longer-term maturities. U.S. government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the United States.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT GOVERNMENT MONEY MARKET FUND (Unaudited) (Continued)

Any guarantee on U.S. government securities does not apply to the value of the fund’s shares. Income received from the Fund may vary widely over the short- and long-term. There is risk that a party upon whom the Fund relies to complete a transaction will default. The Fund is neither insured nor guaranteed by any government agency. As the Fund may not be able to maintain a stable net asset value of $1.00, it is possible to lose money in the Fund.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2013.
Federal Agency Securities	65%
Repurchase Agreements	34
Money Market Mutual Funds	1

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT GOVERNMENT MONEY MARKET FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/13
	1 Year	5 Years	10 Years
Class I Shares	0.01%	0.08%	1.67%
Class A Shares at NAV[2]	0.01	0.03	1.49

Fund Expense Ratios3: I Shares: Gross 0.22%, Net 0.15%; A Shares: Gross 0.52%, Net 0.15%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value).
[3]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective May 1, 2013, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by voluntary fee waivers of management, distribution, and shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers.

Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2003 in Class I and Class A shares. Performance assumes dividends and capital gain distributions are reinvested.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT MONEY MARKET FUND (Unaudited)	Ticker Symbols: I Share: HACXX A Share: HICXX

¢	The Fund is diversified and has an investment objective of providing as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. There is no guarantee that the Fund will achieve its objective.

How did the markets perform during the Fund’s fiscal year?

¢	Momentum in the U.S. economy continued to indicate strength in December, adding to some of the encouraging news from October and November. For example, the Job Openings and Labor Turnover Report (JOLT survey) showed the largest number of job openings since 2009, auto sales for November were quite strong, and although housing momentum has slowed somewhat, residential construction is up 17% versus a year ago. On top of all this, the Federal government reached a bipartisan budget deal that scaled back some of the sequester cuts and restored a portion of discretionary spending, and was met with very little opposition from either party.

¢	The Federal Reserve Bank (the “Fed”), seeing these improving data points and budget reconciliation, finally took action on the long awaited “taper.” The Fed trimmed the pace of asset purchases from $85 billion per month to $75 billion per month, starting in January, and indicated that an additional slowdown in asset purchases is likely in 2014.

What factors affected the Fund’s performance during its fiscal year?

¢	During the past year, the Virtus Insight Money Market Fund was primarily focused on the preservation of principal and maintaining a high level of liquidity. The weighted-average maturity (WAM) was kept mostly between 30 and 40 days. The tremendous amount of money concentrated in the front end of the yield curve has continued to push yields lower for available securities. Areas that proved beneficial to the Fund this year were the opportunistic buying of longer-dated instruments, namely 1-year U.S. Government Agencies and 6-month corporate commercial paper. Corporate floaters also boosted returns while allowing us to maintain a consistent WAM.

¢	The biggest challenge the Fund faced this year were the exceptionally low rates on short-dated instruments. The liquidity requirements to keep 10% overnight and 30% within one week dictate that a large portion of the Fund must be invested at these very low rates. For example, overnight repurchase rates have hovered at less than 0.05% for nearly the entire year. Returns were also restrained by the Fund’s desire to invest very conservatively and not assume credit or interest rate risk.

¢	Looking ahead, we expect rates at the front-end of the yield curve (under 13 months) to remain relatively unchanged even though high volatility in maturities longer than two years is forecast. The Fed now appears to recognize that the costs associated with Quantitative Easing (“QE”) are rising while the benefits are diminishing. The Fed has stated that tapering the monthly asset purchases will not lead to an increase of the overnight lending rate before the unemployment rate dips to below the 6.5% target level and inflation approaches the 2% target area. In light of the aforementioned qualifications, we expect that the FOMC will maintain its near-zero rate policy until at least mid-2015.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT MONEY MARKET FUND (Unaudited) (Continued)

enhanced with longer-term maturities. Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk. Income received from the Fund may vary widely over the short- and long-term. There is risk that a party upon whom the Fund relies to complete a transaction will default. The Fund is neither insured nor guaranteed by any government agency. As the Fund may not be able to maintain a stable net asset value of $1.00, it is possible to lose money in the Fund.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2013.
Commercial Paper	44%
Repurchase Agreements	23
Variable Rate Demand Obligations	12
Certificates of Deposit	9
Money Market Mutual Funds	8
Federal Agency Securities	3
Medium Term Notes	1

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT MONEY MARKET FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/13
	1 Year	5 Years	10 Years
Class I Shares	0.01%	0.17%	1.83%
Class A Shares at NAV[2]	0.01	0.07	1.62

Fund Expense Ratios3: I Shares: Gross 0.26%, Net 0.20%; A Shares: Gross 0.56%, Net 0.22%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value).
[3]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective May 1, 2013, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by voluntary fee waivers of management, distribution, and shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers.

Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2003 in Class I and Class A shares. Performance assumes dividends and capital gain distributions are reinvested.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT TAX-EXEMPT MONEY MARKET FUND (Unaudited)	Ticker Symbols: I Share: HTCXX A Share: HITXX

¢	The Fund is diversified and has an investment objective of providing as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity. There is no guarantee that the Fund will achieve its objective.

How did the markets perform during the Fund’s fiscal year?

¢	Momentum in the U.S. economy continued to indicate strength in December, adding to some of the encouraging news from October and November. For example, the Job Openings and Labor Turnover Report (JOLT survey) showed the largest number of job openings since 2009, auto sales for November were quite strong, and although housing momentum has slowed somewhat, residential construction is up 17% versus a year ago. On top of all this, the Federal government reached a bipartisan budget deal that scaled back some of the sequester cuts and restored a portion of discretionary spending, and was met with very little opposition from either party.

¢	The Federal Reserve Bank (the “Fed”), seeing these improving data points and budget reconciliation, finally took action on the long awaited “taper.” The Fed trimmed the pace of asset purchases from $85 billion per month to $75 billion per month, starting in January, and indicated that an additional slowdown in asset purchases is likely in 2014.

What factors affected the Fund’s performance during its fiscal year?

¢	During the past year, the Virtus Insight Tax-Exempt Money Market Fund was primarily focused on the preservation of principal and maintaining a high level of liquidity. The weighted-average maturity (WAM) was kept mostly between five and fifteen days. The tremendous amount of money concentrated in the front end of the yield curve has continued to push yields lower for available securities. Additionally, as the year wore on, there was diminished issuance in the marketplace.
¢	One of the biggest challenges the Fund faced this year was the exceptionally low rates on short-dated instruments, daily and weekly variable rate demand notes (VRDNs) have been hovering between 0.01% and 0.10%. The liquidity requirements to keep 10% overnight and 30% within one week dictate that a large portion of the Fund must be invested at these very low rates. At the same time, the Fund’s desire to keep assets very liquid and very front-end loaded precluded it from investing in longer-dated, potentially higher yielding instruments. The fluctuating overall size of the Fund also proved challenging.

¢	Looking ahead, we expect rates at the front-end of the yield curve (under 13 months) to remain relatively unchanged even though high volatility in maturities longer than two years is forecast. The Fed now appears to recognize that the costs associated with Quantitative Easing (“QE”) are rising while the benefits are diminishing. The Fed has stated that tapering the monthly asset purchases will not lead to an increase of the overnight lending rate before the unemployment rate dips to below the 6.5% target level and inflation approaches the 2% target area. In light of the aforementioned qualifications, we expect that the FOMC will maintain its near-zero rate policy until at least mid-2015.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be enhanced with longer-term maturities. Events negatively impacting a municipal security, or the municipal bond market in general, may

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT TAX-EXEMPT MONEY MARKET FUND (Unaudited) (Continued)

cause the Fund to decrease in value. Noncompliant conduct by a municipal bond issuer, or adverse interpretations, could cause interest from a security to become taxable, subjecting shareholders to increased tax liability. Income received from the Fund may vary widely over the short- and long-term. There is risk that a party upon whom the Fund relies to complete a transaction will default. The Fund is neither insured nor guaranteed by any government agency. As the Fund may not be able to maintain a stable net asset value of $1.00, it is possible to lose money in the Fund.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2013.
Variable Rate Demand Obligations	86%
Commercial Paper	7
Money Market Mutual Funds	7

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

INSIGHT TAX-EXEMPT MONEY MARKET FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/13
	1 Year	5 Years	10 Years
Class I Shares	0.01%	0.10%	1.28%
Class A Shares at NAV[2]	0.01	0.03	1.08

Fund Expense Ratios3: I Shares: Gross 0.26%, Net 0.13; A Shares: Gross 0.56%, Net 0.13%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value).
[3]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective May 1, 2013, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by voluntary fee waivers of management, distribution, and shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers.

Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2003 in Class I and Class A shares. Performance assumes dividends and capital gain distributions are reinvested.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

LOW DURATION INCOME FUND (Unaudited)	Ticker Symbols: I Share: HIBIX A Share: HIMZX C Share: PCMZX

¢	The Fund is diversified and has an investment objective to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2013, the Fund’s Class I shares at NAV returned 1.02%, Class A shares at NAV returned 0.76% and Class C shares at NAV returned 0.01%. For the same period, the Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned -2.02% and the Barclays U.S. Intermediate Government/Credit Bond Index, which is the Fund’s style-specific benchmark appropriate for comparison, returned -0.86%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

1. How did the markets perform during the Fund’s fiscal year?

¢	Most fixed income spread sectors outperformed U.S. Treasuries during the fiscal year. The overall economic picture has remained supportive of spread sectors as economic growth is still expected to be positive, but subdued enough to likely keep inflation at low levels and the Federal Reserve (the “Fed”) from raising short-term interest rates in the immediate future. Spread sectors were also supported by an overall improvement in the U.S. macroeconomic environment, positive credit fundamentals, and continued demand for spread product.

¢	Still, the year was not without its periods of volatility as market headwinds still exist. During the year various factors resulted in periods of weakness, including uncertainty surrounding the impact of the late-2012 “fiscal cliff,” as well as the effects of subsequent tax increases and sequestration budget cuts. Despite the eventual resolution of these issues, uncertainty still remains surrounding the impact of the Fed’s tapering of bond purchases in 2014, which was announced at the end of 2013 and marks the “beginning of the end” of quantitative easing; the looming U.S. debt ceiling debate; the effect higher interest rates could have on the housing recovery; and overall global growth concerns.

¢	Over the last 12 months, yields were higher across the U.S. Treasury curve and the curve steepened.

2. What factors affected the Fund’s performance during its fiscal year?

¢	The outperformance of fixed income spread sectors relative to U.S. Treasuries was the key driver of the Fund’s strong performance for the year relative to the benchmark.

¢	Among fixed income sectors, the Fund’s allocations to corporate high yield, high quality corporate bonds, asset-backed securities, and non-agency residential mortgage backed securities were significant positive contributors to performance for the year.

¢	At the same time, our higher quality bias in the high yield corporate bond sector detracted from the Fund’s performance as lower quality issues outperformed during the period.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be enhanced with longer-term maturities.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

LOW DURATION INCOME FUND (Unaudited) (Continued)

Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk. Changes in interest rates can cause both extension and prepayment risks for asset and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2013.
Mortgage-Backed Securities		34%
Corporate Bonds		33
Financials	20%
Industrials	6
All Other Sectors	7
Asset-Backed Securities		20
Loan Agreements		6
U.S. Government Securities		3
Foreign Government Securities		1
Other (includes short-term investments)		3

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

LOW DURATION INCOME FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/13
	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	1.02%	6.12%	4.12%	—		—
Class A Shares at NAV[2]	0.76	5.85	3.86	—		—
Class A Shares at POP[3,4]	-1.50	5.37	3.62	—		—
Class C Shares at NAV[2] and CDSC[4]	0.01	5.08	—	3.93%		6/26/06
Barclays U.S. Aggregate Bond Index	-2.02	4.44	4.55	5.35	[5]	—
Barclays U.S. Intermediate Government/Credit Bond Index	-0.86	3.96	4.09	4.92	[5]	—

Fund Expense Ratios6: I Shares: Gross 0.96%, Net 0.70%; A Shares: Gross 1.16%, Net 0.95%; C Shares: Gross 1.91%, Net 1.70%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for C shares are 1% in the first year and 0% thereafter. CDSC charges for certain redemptions of Class A shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returns are from inception date of Class C shares.
[6]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective May 1, 2013, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time, and a voluntary fee limitation of total operating expenses, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers and voluntary expense limitations.

Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2003, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

TAX-EXEMPT BOND FUND (Unaudited)	Ticker Symbols: I Share: HXBIX A Share: HXBZX C Share: PXCZX

¢	The Fund is diversified and has an investment objective of providing a high level of current income that is exempt from federal income tax. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2013, the Fund’s Class I shares at NAV returned -3.33%, Class A shares at NAV returned -3.48% and Class C shares at NAV returned -4.29%. For the same period, the Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned -2.02% and the Barclays U.S. Municipal Bond Index, which is the Fund’s style-specific benchmark appropriate for comparison, returned -2.55%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

1. How did the markets perform during the Fund’s fiscal year?

¢	The municipal bond market experienced a very challenging year in 2013. Record outflows from mutual funds, rising interest rates, Detroit’s bankruptcy filing, and Puerto Rico’s well-publicized fiscal challenges all contributed to difficult market conditions during the year. As a result, for just the second time in the past 14 years, the Barclays Municipal Bond Index reported a negative annual total return.

¢	The market’s biggest challenge for most of the year was the constant wave of outflows from open-end municipal bond mutual funds. According to Lipper, individuals pulled approximately $63 billion from mutual funds in 2013, the most since 1992 when Lipper began recording fund flows.

¢	We are hopeful that the current outflow trend will reverse sometime in the first quarter of 2014, especially when investors begin to see the effects of higher tax rates as they file their federal and state income taxes. As a result of the 100-plus basis point increase in tax-free interest rates in 2013, as well as higher federal and state income tax rates, taxable equivalent yields are now almost double the levels available at the end of November 2012, when municipal interest rates reached their lowest levels since the 1960s. Municipal bonds should see improved relative performance as investors begin to recognize this attractive opportunity in what has traditionally been a lower-risk asset class.

¢	While negative news surrounding municipal credit seemed to dominate the media in 2013, it was mostly centered around a few municipalities that had been experiencing budget and pension problems for some time. The reality is Chapter 9 municipal bankruptcy filings had been trending downward for the third year in a row and the only filing in 2013 by a city, town, or county was Detroit, Michigan. The number of issuers that filed bankruptcy in 2013 and the par amount of their bonds were very minimal compared to the larger marketplace of $3.7 trillion in outstanding debt from over 60,000 issuers, as reported by Morgan Stanley.

¢	According to the Rockefeller Institute of Government, state revenues grew for 14 consecutive quarters, with an average increase of 4.8% over the four quarters ending June 2013. Moody’s currently rates 40 states with a “stable” outlook, with ratings of 30 split evenly between the two highest rating categories, Aaa and Aa1. Comparatively, only four U.S. companies have triple-A ratings from both Moody’s and Standard & Poor’s. The year ahead looks promising as many states look to build on their improving fiscal condition.

¢	States and local governments are expected to increase spending this year, adding to the country’s economic growth. With economic expansion in its fifth year, local general obligation bonds are collecting more income and property taxes as unemployment improves and home prices rise. According to the U.S. Labor Department, increased hiring may be on

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

TAX-EXEMPT BOND FUND (Unaudited) (Continued)

the way as non-federal agencies had more job openings in October than any month since 2007. The S&P/Case-Shiller Index of home prices in 20 cities increased 13.6% year over year in October 2013, and is up over 23% since reaching a low in March 2012. As 74% of revenues collected by local governments are derived from property taxes, according to Standard & Poor’s, increased property values is very beneficial to municipalities.

¢	After record mutual fund outflows in June, Detroit’s well-publicized bankruptcy filing in late July helped fuel even more outflows throughout the year. As the city works its way through bankruptcy, the market is closely watching how pensions and other post-employment benefits will be treated by the court. Even though they are protected in the Michigan’s state constitution, Judge Steven Rhodes made it clear that public employee pensions were not protected in Chapter 9 bankruptcies, a ruling that will be watched closely across the country.

¢	Currently, the Fund has exposure to the City of Detroit’s Michigan Sewage Disposal and Water Supply Systems, representing approximately 1.8% of the Fund’s market value. While the City of Detroit has defaulted on several of its debt obligations since declaring bankruptcy in July 2013, these particular bond issuers continued to make all required payments. However, the outcome of the bankruptcy and associated legal proceedings is uncertain and there is no guarantee that all required payments will occur.

¢	Puerto Rico, with approximately $70 billion of outstanding debt, is another large municipal issuer that has been in the news frequently. According to Morningstar, roughly 80% of Puerto Rico’s outstanding debt is owned by mutual funds, with 180 of funds having invested 5% or more of their portfolios in those positions. As a result of persistently high budget deficits, extremely low pension funding levels, a contracting economy, and a steady decline in its population, the

Commonwealth’s debt produced a total loss of 20% in 2013, its worst year since Barclays began tracking the index in 1999. Continued yield pressure on Puerto Rico bonds will likely remain in place for the foreseeable future, especially as the Commonwealth looks to access the capital markets sometime early this year.

¢	As a result of these challenges, the Fund holds just one Puerto Rico bond, a pre-refunded issue backed by U.S. Treasury obligations and representing just 0.04% of the Fund’s market value.

¢	Total new issuance of municipal bonds was down almost 14% in 2013. According to Morgan Stanley, additional volume declines of 8% to 12% are expected in 2014, while net supply is projected to increase to $42 billion, although still a historically low number. The refunding of outstanding issues is projected to be well below the 10-year average because, as interest rates rise, issuers derive less benefit to refinance existing debt.

¢	According to Municipal Market Advisors, January has averaged 31% less issuance than December since 1988 and the relatively large reinvestment of January has historically contributed to positive seasonal conditions between mid-December and mid-January. The expected limited issuance in January should help the market find a balance in the beginning of the year which generally bodes well for supporting bond prices.

2. What factors affected the Fund’s performance during its fiscal year?

¢	The primary reasons behind the Fund’s lagging one-year performance relative to the benchmark was exposure to Detroit Sewage and Water Supply issues, discount coupon bonds, and an allocation to bonds with lower investment grade ratings.

¢	At the same time, the Fund benefited from an underweight to, and subsequent sale of, Puerto Rico bonds, an allocation to higher coupon bonds, exposure to higher quality

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

TAX-EXEMPT BOND FUND (Unaudited) (Continued)

issues, and a lower concentration of bonds with maturities beyond 20 years.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be enhanced with longer-term maturities. Events negatively impacting a municipal security, or the municipal bond market in general, may cause the Fund to decrease in value. Noncompliant conduct by a municipal bond issuer, or adverse interpretations, could cause interest from a security to become taxable, subjecting shareholders to increased tax liability. A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2013.
Illinois	11%
Texas	11
New York	10
California	7
Colorado	6
Indiana	5
New Jersey	5
Other (includes short-term investments)	45

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

TAX-EXEMPT BOND FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/13
	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	-3.33%	7.02%	4.31%	—		—
Class A Shares at NAV[2]	-3.48	6.78	4.06	—		—
Class A Shares at POP[3,4]	-6.14	6.18	3.77	—		—
Class C Shares at NAV[2] and CDSC[4]	-4.29	5.98	—	3.88%		6/26/06
Barclays U.S. Aggregate Bond Index	-2.02	4.44	4.55	5.35	[5]	—
Barclays U.S. Municipal Bond Index	-2.55	5.89	4.29	4.64	[5]	—

Fund Expense Ratios6: I Shares: Gross 0.79%, Net 0.60%; A Shares: Gross 0.99%, Net 0.85%; C Shares: Gross 1.74%, Net 1.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returns are from the inception date of Class C shares.
[6]	The expense ratios of the Fund, both net and gross are set forth according to the prospectus for the Fund effective May 1, 2013, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time and a voluntary fee limitation of total operating expenses, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers and voluntary expense limitations.

Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2003 in Class I and Class A shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCK—0.7%
Financials—0.7%
Itau Unibanco Holding S.A. ADR 0.40% (Brazil)	4,200,343		$56,999
TOTAL PREFERRED STOCK (Identified Cost $58,979)			56,999
COMMON STOCKS—96.7%
Consumer Discretionary—7.3%
Galaxy Entertainment Group Ltd (Hong Kong)(2)	2,454,215		22,012
Genting Malaysia Bhd (Malaysia)	66,944,100		89,518
Grupo Televisa S.A. Sponsored ADR (Mexico)	3,727,114		112,782
Kangwon Land, Inc. (South Korea)	1,963,990		57,598
Samsonite International SA (Luxembourg)	7,157,382		21,783
Sands China Ltd. (Hong Kong)	29,682,941		242,500
Westlife Development Ltd. (India)(2)	2,736,300		16,456

			562,649

Consumer Staples—39.5%
Ambev SA (Brazil)(2)	31,256,375		229,734
BIM Birlesik Magazalar A.S. (Turkey)	1,878,412		37,935
British American Tobacco Bhd (Malaysia)	2,377,678		46,545
British American Tobacco plc (United Kingdom)	9,539,921	(3)	509,399
British American Tobacco plc (United Kingdom)	151,726	(4)	8,136
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,483,328		17,941

	SHARES	VALUE

Consumer Staples (continued)
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	323,045	$39,337
Coca-Cola Icecek AS (Turkey)	911,251	21,944
Colgate Palmolive India Ltd. (India)	1,580,567	34,582
CP ALL PCL (Thailand)	74,282,700	94,944
Dairy Farm International Holdings Ltd. (Bermuda)	3,097,136	29,423
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	1,885,680	184,551
Hindustan Unilever Ltd. (India)	23,091,750	213,035
ITC Ltd. (India)	59,737,241	310,831
LG Household & Health Care Ltd. (South Korea)	180,476	93,714
Nestle India Ltd. (India)	976,519	83,503
Orion Corp. (South Korea)	86,231	77,541
President Chain Store Corp. (Taiwan)	601,779	4,170
SABMiller plc (United Kingdom)	7,179,300	364,611
Souza Cruz S.A. (Brazil)	12,002,434	122,657
Thai Beverage PCL (Thailand)(6)	176,667,300	75,598
Tsingtao Brewery Co., Ltd. (China)	8,742,091	73,900
Unilever Indonesia Tbk PT (Indonesia)	32,113,975	68,608
United Spirits Ltd. (India)	524,402	22,115
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	100,109,587	262,686

		3,027,440

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	SHARES	VALUE

Energy—0.7%
Ecopetrol S.A. (Colombia)	21,101,111	$40,234
Ecopetrol S.A. Sponsored ADR (Colombia)(6)	431,512	16,592

		56,826

Financials—29.5%
Axis Bank Ltd. (India)	3,159,700	66,384
Bangkok Bank plc (Thailand)	13,929,900	75,457
Bank Central Asia Tbk PT (Indonesia)	78,760,646	62,128
BB Seguridade Participacoes SA (Brazil)	3,899,004	40,490
BM&F Bovespa S.A. (Brazil)	36,126,890	169,360
DBS Group Holdings Ltd. (Singapore)	8,378,668	113,535
Grupo B.T.G. Pactual (Brazil)	3,545,701	41,089
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	1,682,900	11,776
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR, B Shares (Mexico)	8,397,654	114,544
Housing Development Finance Corp. (India)	22,790,075	292,784
Housing Development Finance Corp. Bank Ltd. (India)	16,937,379	182,326
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,831,233	97,508
HSBC Holdings plc (United Kingdom)(6)	25,648,349	278,337
Itausa Investimentos S.A. (Brazil)	8,807,600	33,226
Kasikornbank PCL (Thailand)	15,739,274	75,918
Kotak Mahindra Bank Ltd. (India)	5,564,879	65,518
Link REIT (The) (Hong Kong)	18,969,166	91,980

	SHARES	VALUE

Financials (continued)
Malayan Banking Bhd (Malaysia)	38,322,461	$116,295
Public Bank Bhd (Malaysia)	19,610,800	116,150
Remgro Ltd. (South Africa)	7,006,841	138,814
Standard Chartered plc (United Kingdom)	2,971,401	66,919
Standard Chartered plc (United Kingdom)	392,617	8,779

		2,259,317

Health Care—3.0%
Bangkok Dusit Medical Services PCL (Thailand)	2,426,000	8,675
Cipla Ltd. (India)	13,185,787	85,440
Sun Pharmaceutical Industries Ltd. (India)	15,143,386	138,923

		233,038

Industrials—1.6%
CCR S.A. (Brazil)	604,600	4,554
Havells India Ltd. (India)	3,059,518	39,120
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)(2)	1,173,990	14,029
SM Investments Corp. (Philippines)	3,963,970	63,502

		121,205

Information Technology—4.9%
Cielo SA (Brazil)	5,434,651	151,228
NetEase, Inc. ADR (Cayman Islands)(2)	399,200	31,377
Tata Consultancy Services Ltd. (India)	1,695,683	59,544
Totvs S.A. Com NPV (Brazil)	1,717,537	26,907
Yandex NV (Netherlands)(2)	2,518,110	108,657

		377,713

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	SHARES	VALUE

Materials—4.5%
Asian Paints Ltd. (India)	8,178,170	$64,786
Compania de Minas Buenaventura S.A. ADR (Peru)	259,296	2,909
Industrias Penoles S.A.B de C.V. (Mexico)	4,539,936	112,722
Randgold Resources Limited (Jersey)	743,647	46,672
Randgold Resources Ltd. ADR (Jersey)	774,848	48,668
Semen Gresik (Persero) Tbk PT (Indonesia)	32,021,406	37,231
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR (Chile)	1,167,228	30,208

		343,196

Telecommunication Services—2.7%
Advanced Info Service PCL (Thailand)	5,983,000	36,324
MTN Group Ltd. (South Africa)	3,980,242	82,344
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	481,167,410	85,005

		203,673

Utilities—3.0%
CPFL Energia S.A. (Brazil)	378,703	3,064
CPFL Energia S.A. ADR (Brazil)(6)	83,378	1,335
NTPC Ltd. (India)(2)	4,009,929	8,881
Power Assets Holdings Ltd. (Hong Kong)	27,676,181	220,038

		233,318
TOTAL COMMON STOCKS (Identified Cost $7,395,788)		7,418,375
TOTAL LONG TERM INVESTMENTS—97.4%
(Identified cost $7,454,767)		7,475,374

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.7%
Money Market Mutual Funds—1.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	129,235,347	$129,235
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $129,235)		129,235
SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(5)	19,683,642	19,684
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $19,684)		19,684
TOTAL INVESTMENTS—99.4% (Identified Cost $7,603,686)		7,624,293	(1)
Other assets and liabilities, net—0.6%		47,937

NET ASSETS—100.0%		$7,672,230

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg exchange
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

Country Weightings (Unaudited) †
India	23%
United Kingdom	16
Brazil	12
Mexico	11
Hong Kong	8
Malaysia	5
Thailand	5
Other	20
Total	100%
† % of total investments as of December 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2013	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$7,418,375	$7,418,375
Preferred Stock	56,999	56,999
Securities Lending Collateral	19,684	19,684
Short-Term Investments	129,235	129,235

Total Investments	$7,624,293	7,624,293

Securities held by the Fund with an end of period value of $4,258,232 were transferred from Level 2 into Level 1 based on our valuation procedures for non-U.S. securities.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE
FEDERAL AGENCY SECURITIES—64.6%
FFCB
0.050%, 1/2/14	$20,000	$20,000
0.060%, 1/10/14(3)	10,000	10,000
0.030%, 1/15/14(3)	20,000	20,000
0.030%, 1/16/14(3)	5,000	5,000
0.135%, 1/25/14(2)(4)	10,000	10,001
0.149%, 6/6/14(2)	7,690	7,690
FHLB
0.055%, 1/3/14(3)	5,200	5,200
0.035%, 1/8/14(3)	15,000	15,000
0.040%, 1/8/14(3)	9,900	9,900
0.055%, 1/8/14(3)	10,000	10,000
0.055%, 1/10/14(3)	10,000	10,000
0.070%, 1/10/14(3)	13,000	13,000
0.065%, 1/13/14(3)	15,288	15,288
0.107%, 1/13/14(2)(4)	10,000	10,000
0.040%, 1/15/14(3)	18,100	18,100
0.050%, 1/15/14(3)	15,000	15,000
0.045%, 1/17/14(3)	4,300	4,300
0.050%, 1/17/14(3)	5,000	5,000
0.075%, 1/17/14(3)	15,000	14,999
0.040%, 1/21/14(3)	10,000	10,000
0.035%, 1/22/14(3)	7,085	7,085
0.040%, 1/31/14(3)	14,000	13,999
0.100%, 4/4/14(3)	10,000	9,997
0.100%, 4/10/14	10,000	9,999
0.125%, 4/22/14	7,000	6,999
0.140%, 5/20/14	10,000	9,999
0.130%, 6/19/14	10,000	9,999
0.160%, 6/30/14	10,000	9,999
0.190%, 7/22/14	10,250	10,250
0.250%, 7/25/14	11,000	11,000
0.200%, 7/29/14	10,000	10,001
0.250%, 10/30/14	10,000	10,000
FHLMC
0.030%, 1/3/14(3)	10,000	10,000
0.030%, 1/6/14(3)	4,600	4,600
0.035%, 1/6/14(3)	10,000	10,000
0.040%, 1/6/14(3)	11,814	11,814
0.045%, 1/6/14(3)	5,000	5,000
0.020%, 1/13/14(3)	11,400	11,400
0.035%, 1/14/14(3)	14,812	14,812
0.040%, 1/14/14(3)	6,900	6,900
0.060%, 1/14/14(3)	10,000	10,000
0.160%, 1/14/14(3)	3,000	3,000
0.085%, 2/14/14(3)	10,000	9,999
0.080%, 2/18/14(3)	10,000	9,999
1.375%, 2/25/14	22,019	22,060

	PAR VALUE	VALUE
FEDERAL AGENCY SECURITIES (continued)
0.100%, 3/13/14(3)	$11,400	$11,398
0.110%, 4/21/14(3)	10,000	9,997
0.120%, 6/4/14(3)	7,000	6,996
0.125%, 6/16/14(3)	10,000	9,994
0.250%, 8/14/14	10,000	10,005
1.000%, 8/27/14	17,000	17,092
FNMA
0.035%, 1/2/14	20,000	20,000
0.040%, 1/3/14(3)	11,855	11,855
0.050%, 1/22/14(3)	13,500	13,500
0.035%, 1/27/14(3)	10,000	10,000
0.130%, 1/29/14(3)	11,500	11,499
0.080%, 2/12/14(3)	6,000	5,999
1.350%, 2/24/14	10,000	10,018
0.085%, 3/19/14(3)	15,000	14,997
0.875%, 8/28/14	10,000	10,047
Overseas Private Investment Corp.
0.120%, 1/7/14 (10/20/17)(2)(4)(5)	2,500	2,500
0.120%, 1/8/14 (6/15/17)(2)(4)(5)	15,000	15,000
0.120%, 1/8/14 (06/28/28)(2)(4)(5)	8,424	8,424
TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $676,710)		676,710
REPURCHASE AGREEMENTS—34.4%
Barclays Bank plc 0.000% dated 12/31/13 due 1/2/14, repurchase price $25,000 collateralized by U.S.Treasury Note, 0.075%, 2/28/18 market value $25,500	25,000	25,000
Goldman Sachs & Co., 0.005% dated 12/31/13 due 1/2/14, repurchase price $200,000 collateralized by FNMA, FMAC, 1.92%-8.50%, 12/1/23-12/1/43 market value $204,000	200,000	200,000

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE
REPURCHASE AGREEMENTS (continued)
Merrill Lynch, Pierce, Fenner & Smith 0.000% dated 12/31/13 due 1/2/14, repurchase price $35,077 collateralized by FNMA, FCSB, 0.000%-2.95%, 2/9/14-12/30/20 market value $35,779	$35,077	$35,077
Merrill Lynch, Pierce, Fenner & Smith 0.005% dated 12/31/13 due 1/2/14, repurchase price $50,000 collateralized by FCSB, FMAC, FNMA 0.32%-4.25%, 12/3/14-12/26/29 market value $51,001	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith 0.030% dated 12/31/13 due 1/2/14, repurchase price $50,000 collateralized by FMAC, FNMA 0.00%-5.625%, 10/26/15-11/23/35 market value $51,000	50,000	50,000
TOTAL REPURCHASE AGREEMENTS (Identified Cost $360,077)		360,077

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—1.0%
INVESCO Short-Term Investment Treasury Portfolio (The) Institutional Shares (seven-day effective yield 0.020%)	10,001,611	$10,002
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $10,002)		10,002
TOTAL INVESTMENTS—100.0% (Identified Cost $1,046,789)		1,046,789	(1)
Other assets and liabilities, net—0.0%		243

NET ASSETS—100.0%		$1,047,032

Abbreviation Legend

FCSB	Federal Farm Credit Banks Consolidated Systemwide Bonds
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FMAC	Federal Mortgage Association Corporation
FNMA	Federal National Mortgage Association (“Fannie Mae”).

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: At December 31, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2013	Level 1 – Quoted Prices		Level 2 – Significant Observable Inputs
Debt Securities:
Federal Agency Securities	$676,710	$		$676,710
Repurchase Agreements	360,077			360,077
Equity Securities:
Money Market Mutual Funds	10,002		10,002	—

Total Investments	$1,046,789		$10,002	$1,036,787

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER(5)—44.3%
Australia National International 0.282%, 2/3/14	$5,000	$5,000
Bank of Nova Scotia 0.210%, 4/30/14	5,000	4,997
Commonwealth Bank of Australia 0.100%, 1/6/14	7,750	7,750
Erste Abwicklungsanstalt 0.200%, 4/2/14	2,900	2,899
General Electric Capital Corp. 0.230%, 1/24/14	5,000	4,999
HSBC Securities USA 0.269%, 6/6/14	5,000	5,000
Kells Funding LLC 0.150%, 1/6/14	5,000	5,000
0.220%, 3/25/14	5,000	4,997
Liberty Street Funding LLC 0.140%, 1/7/14	5,000	5,000
Metlife 0.120%, 1/15/14	4,000	4,000
MetLife 0.150%, 2/18/14	7,000	6,999
Metshr 0.120%, 1/22/14	3,000	3,000
National Rural Utilities Corp.
0.100%, 1/9/14	5,000	5,000
0.100%, 1/10/14	4,000	4,000
Nordea North America, Inc. 0.250%, 1/6/14	3,000	3,000
0.250%, 1/13/14	5,000	5,000
0.250%, 2/14/14	3,000	2,999
0.220%, 6/4/14	3,000	2,997
Old Line Funding 0.230%, 6/2/14	5,000	4,995
0.230%, 6/18/14	5,000	4,995
Reckitt & Benckiser Treasury 0.410%, 3/10/14	3,000	2,998
Regency Markets No.1 LLC 0.140%, 1/17/14	14,000	13,999

	PAR VALUE	VALUE
COMMERCIAL PAPER (continued)
Skandinav Enskilda Bank 0.160%, 2/19/14	$5,000	$4,999
0.200%, 4/1/14	5,000	4,997
0.275%, 5/5/14	4,000	3,996
Svenska Handelsbanken 0.150%, 2/19/14	5,000	4,999
0.210%, 5/14/14	2,210	2,208
Swedbank 0.180%, 2/19/14	5,000	4,999
0.240%, 5/8/14	3,000	2,997
Thunder Bay Funding 0.240%, 1/24/14	4,000	3,999
Toyota Motor Credit Corp. 0.150%, 1/23/14	7,500	7,499
0.240%, 4/8/14	5,000	4,996
Westpac Banking Corp. 0.238%, 11/3/14(2)	5,000	5,000
TOTAL COMMERCIAL PAPER (Identified Cost $160,313)		160,313
FEDERAL AGENCY SECURITIES—2.5%
FHLB 0.250%, 7/25/14	4,000	4,000
0.250%, 10/30/14	5,000	5,000
TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $9,000)		9,000
MEDIUM TERM NOTES—1.4%
National Australia Bank 0.110%, 1/2/14	5,060	5,060
TOTAL MEDIUM TERM NOTES (Identified Cost $5,060)		5,060
CERTIFICATES OF DEPOSIT(2)—8.7%
Bank of Nova Scotia 0.270%, 8/8/14	5,500	5,500
Rabobank Nederland NV NY 0.279%, 3/3/14	5,000	5,000
Royal Bank of Canada 0.310%, 2/3/14	6,000	6,000
0.300%, 2/28/14	5,000	5,000

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE
CERTIFICATES OF DEPOSIT (continued)
Toronto Dominion Bank NY 0.234%, 1/24/14	$5,000	$5,000
0.300%, 5/13/14	5,000	5,000
TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $31,500)		31,500
VARIABLE RATE DEMAND OBLIGATIONS – MUNICIPAL(2)(3)—11.5%
Colorado—2.3%
Colorado Housing & Finance Authority 0.080%, 1/7/14 (10/1/22(4))	8,490	8,490

		8,490

Connecticut—2.8%
State Health & Educational Facilities Authority, Yale University, Series V-1, 0.010%, 1/2/14 (7/1/36(4))	10,000	10,000

		10,000

New York—3.6%
State Dormitory Authority, Royal Charter Properties Series A 0.030%, 1/7/14 (11/15/36(4))	13,000	13,000

		13,000

Wyoming—2.8%
Sublette County, Pollution Control, Exxon Project 0.010%, 1/2/14 (11/1/14(4))	10,000	10,000

		10,000
TOTAL VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL (Identified Cost $41,490)		41,490

	PAR VALUE	VALUE
REPURCHASE AGREEMENTS—23.3%
Goldman Sachs & Co. 0.005% dated 12/31/13 due 01/2/14, repurchase price $50,000 collateralized by FNMA, and FHLMC, 1.925%-8.50%, 7/1/15-10/1/49 market value $51,000.	$50,000	$50,000
Merrill Lynch, Pierce, Fenner & Smith 0.00% dated 12/31/13 due 01/02/14, repurchase price $34,550 collateralized by U.S. Treasury Note, 0.00%, 5/15/14-9/2/14 market value $35,241.	34,550	34,550
TOTAL REPURCHASE AGREEMENTS (Identified Cost $84,550)		84,550
	SHARES
MONEY MARKET MUTUAL FUNDS—8.3%
Goldman Sachs Financial Square Fund – Institutional Share (seven-day effective yield 0.060%)	15,003,630	15,004
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)	15,004,135	15,004
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $30,008)		30,008
TOTAL INVESTMENTS—100.0% (Identified Cost $361,921)		361,921	(1)
Other assets and liabilities, net—0.0%		(22)

NET ASSETS—100.0%		$361,899

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: At December 31, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.
(5)	The rate shown is the discount rate.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Certificates Of Deposit	$31,500	$—	$31,500
Commercial Paper	160,313	—	160,313
Federal Agency Securities	9,000	—	9,000
Medium Term Notes	5,060	—	5,060
Variable Rate Demand Obligations—Municipal	41,490	—	41,490
Repurchase Agreements	84,550	—	84,550
Equity Securities:
Money Market Mutual Funds	30,008	30,008	—

Total Investments	$361,921	$30,008	$331,913

There are no Level 3 (Significant Unobservable Inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

COMMERCIAL PAPER—7.4%
Maryland—4.7%
Johns Hopkins University 0.100%, 1/6/14	$7,000	$7,000
Virginia—2.7%
University of Virginia 0.100%, 3/4/14	4,000	4,000
TOTAL COMMERCIAL PAPER (Identified Cost $11,000)		11,000
VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(3)—85.7%
Connecticut—4.0%
State Health & Educational Facilities Authority, Yale University, Series V-1, 0.010%, 1/2/14 (7/1/36(4))	6,000	6,000

Florida—1.8%
JEA Water & Sewer System, Series B-1, 0.050%, 1/7/14 (10/1/36(4))	2,600	2,600

Illinois—2.8%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.030%, 1/2/14 (8/15/32(4))	4,100	4,100

Indiana—3.4%
State Finance Authority, Ascension Series E-5, 0.050%, 1/7/14 (11/15/33(4))	5,000	5,000

Kansas—1.6%
Kansas State Department of Transportation, Series C-3 0.040%, 1/7/14 (9/1/19(4))	2,300	2,300

Maryland—4.7%
Montgomery County, Public Improvements, Series B, 0.030%, 1/2/14 (6/1/26(4))	7,000	7,000

	PAR VALUE	VALUE

Massachusetts—1.4%
State Health & Educational Facilities Authority, Harvard University, Series R 0.010%, 1/2/14 (11/1/49(4))	$2,100	$2,100

Michigan—1.7%
University of Michigan, Series D-1, 0.010%, 1/2/14 (12/1/24(4))	2,500	2,500

Mississippi—6.1%
County of Jackson , Port Facility, Chevron U.S.A, Inc. Project 0.020%, 1/2/14 (6/1/23(4))	2,700	2,700
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.040%, 1/7/14 (5/15/27(4))	6,400	6,400

		9,100

Missouri—5.4%
State Health & Educational Facilities Authority, Washington University, Series A-1, 0.030%, 1/2/14 (10/1/35(4))	4,120	4,120
Washington University, Series A, 0.020%, 1/2/14(2/15/34(4))	1,250	1,250
State Health & Educational Facilities Authority, St. Louis University, St. Louis University, Series A-2, 0.020%, 1/2/14 (10/1/35(4))	2,630	2,630

		8,000

New York—16.2%
City of New York Series C, 0.020%, 1/2/14 (10/1/23(4))	5,400	5,400

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

New York (continued)
City of New York, Municipal Water Finance Authority, Water & Sewer Sub- Series B-2, 0.040%, 1/7/14(6/15/24(4))	$1,600	$1,600
Water & Sewer Sub-Series B-4, 0.040%, 1/7/14(6/15/23(4))	4,100	4,100
State Dormitory Authority, Royal Charter Properties Series A 0.030%, 1/7/14 (11/15/36(4))	8,000	8,000
Tompkins County Industrial Development Agency Civic Facility, Cornell University Project, Series A 0.030%, 1/7/14 (7/1/30(4))	4,900	4,900

		24,000

North Carolina—5.6%
City of Raleigh, 0.160%, 7/29/14 (6/1/34)	4,245	4,245
State Educational Facilities Finance Agency, 0.040%, 1/7/14 (12/1/21(4))	4,000	4,000

		8,245

Oregon—10.0%
Clackamas County Hospital Facility Authority, Legacy Health System, Series A, 0.050%, 1/7/14(6/1/37(4))	1,100	1,100
Series B, 0.050%, 1/7/14(6/1/37(4))	2,200	2,200
Series C, 0.050%, 1/7/14(6/1/37(4))	4,700	4,700
State of Oregon, Veterans Welfare,
Series 87-C, 0.030%, 1/2/14(6/1/28(4))	3,500	3,500
Series 88-B 0.030%, 1/2/14(12/1/41(4))	3,300	3,300

		14,800

	PAR VALUE	VALUE

Pennsylvania—3.4%
Commonwealth Housing Finance Agency, Building Development 0.050%, 1/7/14 (1/1/34(4))	$5,000	$5,000

Tennessee—0.7%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series C, 0.110%, 1/7/14 (5/1/39(4))	1,000	1,000

Texas—6.4%
State Veterans Housing Assistance Program Fund 1, (VA Guaranteed) 0.060%, 1/7/14 (12/1/16(4))	5,500	5,500
University of Texas Revenues Financing System, Series B 0.040%, 1/2/14 (8/1/25(4))	2,500	2,500
University of Texas, Series A 0.030%, 1/7/14 (7/1/38(4))	1,500	1,500

		9,500

Utah—1.5%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.030%, 1/2/14 (5/15/37(4))	2,200	2,200

Virginia—1.0%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Howard Hughes Medical Institute, Series A 0.030%, 1/7/14 (2/15/38(4))	1,500	1,500

Wyoming—8.0%
Lincoln County, Pollution Control Exxon Project, 0.010%, 1/2/14 (8/1/15(4))	2,800	2,800

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Wyoming (continued)
Sublette County, Pollution Control, Pollution Control, Exxon Project 0.010%, 1/2/14 (11/1/14(4))	$4,100	$4,100
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project 0.020%, 1/2/14(12/1/22(4))	1,500	1,500
Series 93, 0.020%, 1/2/14(8/15/20(4))	3,500	3,500

		11,900
TOTAL VARIABLE RATE DEMAND OBLIGATIONS – MUNICIPAL (Identified Cost $126,845)		126,845

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—6.7%
Dreyfus Tax Exempt Cash Management Fund – Institutional Shares (seven-day effective yield 0.000%)	3,458,000	3,458

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS (continued)
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.010%)	6,416,099	$6,416
TOTAL MONEY MARKET MUTUAL FUNDS
(Identified Cost $9,874)		9,874
TOTAL INVESTMENTS—99.8%
(Identified Cost $147,719)		147,719	(1)
Other assets and liabilities, net—0.2%		282

NET ASSETS—100.0%		$148,001

Abbreviations:

VA	Department of Veterans Affairs

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: At December 31, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Commercial Paper	$11,000	$—	$11,000
Variable Rate Demand Obligations—Municipal	126,845	—	126,845
Equity Securities:
Money Market Mutual Funds	9,874	9,874	—

Total Investments	$147,719	$9,874	$137,845

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—2.5%
U.S. Treasury Note
0.250%, 3/31/15	$1,000		$1,001
0.625%, 4/30/18	2,000		1,928
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,970)			2,929

MUNICIPAL BONDS—0.4%
California—0.4%
State of California
1.050%, 2/1/16	500		501
TOTAL MUNICIPAL BONDS
(Identified Cost $501)			501
FOREIGN GOVERNMENT SECURITIES—0.8%
Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	235	AUD	225
Commonwealth of New Zealand Series 415,
6.000%, 4/15/15	360	NZD	306
Republic of Panama 5.200%, 1/30/20	220		239
Russian Federation
144A 7.850%, 3/10/18(3)	5,000	RUB	157
Series 6204 RUB, 7.500%, 3/15/18	2,350	RUB	73
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,065)			1,000

MORTGAGE-BACKED SECURITIES—34.2%
Agency—3.8%
FNMA
6.000%, 5/1/16	53		55
10.500%, 12/1/16	—	(9)	—	(9)
4.000%, 8/1/25	221		235
9.000%, 10/1/25	1		1
3.000%, 6/1/27	467		478
2.500%, 5/1/28	1,894		1,877
4.000%, 11/1/31	743		773
4.500%, 4/1/40	269		285
3.500%, 4/1/42	452		449

	PAR VALUE	VALUE

Agency (continued)
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	$41	$39
GNMA
7.000%, 7/15/23	3	3
7.000%, 9/15/23	14	16
7.000%, 9/15/23	2	2
7.000%, 1/15/24	12	14
7.000%, 9/15/24	12	14
7.000%, 7/15/25	5	5
7.000%, 7/15/25	7	7
7.000%, 7/15/25	14	15
2.586%, 4/16/54	197	203

		4,471

Non-Agency—30.4%
A10 Securitization LLC 13-1, A, 144A 2.400%, 11/15/25(3)	475	473
American General Mortgage Loan Trust 09-1, A7, 144A 5.750%, 9/25/48(2)(3)	1,364	1,379
Aventura Mall Trust 13-AVM, C, 144A 3.743%, 12/5/32(2)(3)	157	155
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.113%, 7/10/43(2)	185	192
Banc of America Funding Corp.
04-B, 2A1 5.452%, 11/20/34(2)	96	94
06-2, 3A1 6.000%, 3/25/36	70	70
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	235	238
Bank of America (Merrill Lynch—Countrywide Commercial Mortgage Trust) 06-4, A3 5.172%, 12/12/49	615	667

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency (continued)
Bank of America (Merrill Lynch)—Deutsche Bank 12-OSI, A2FX, 144A 3.352%, 4/13/29(3)	$300	$309
Bank of America Re-Remic Trust 12-CLRN, E, 144A 3.367%, 8/15/17(2)(3)	300	302
Bayview Commercial Asset Trust
08-1, A2A, 144A 1.165%, 1/25/38(2)(3)	162	160
08-1, A3, 144A 1.665%, 1/25/38(2)(3)	330	298
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	175	175
Bear Stearns Adjustable Rate Mortgage Trust 03-9, 4A1 3.445%, 2/25/34(2)	165	164
Bear Stearns Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	527	536
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	290	310
04-T14, A4 5.200%, 1/12/41(2)	263	263
04-PWR3, A4 4.715%, 2/11/41	69	69
06-PW13, AM 5.582%, 9/11/41(2)	970	1,059
07- PW15, RAM 5.363%, 2/11/44	460	474
07- PW17, A4 5.694%, 6/11/50(2)	830	929
07-PW18, A4 5.700%, 6/11/50	335	376
Citigroup—Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.218%, 7/15/44(2)	400	428

	PAR VALUE	VALUE

Non-Agency (continued)
06-CD2, A4 5.304%, 1/15/46(2)	$275	$294
07-C6, A1A 5.705%, 12/10/49	379	421
07-CD4, A4 5.322%, 12/11/49(2)	275	301
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49	260	285
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	534	544
04-24CB, 1A1 6.000%, 11/25/34	413	417
Credit Suisse Commercial Mortgage Trust 07-C2, A3 5.542%, 1/15/49(2)	165	181
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	151	153
Deutsche Bank—UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	368
Extended Stay America Trust 13-ESH7, A17, 144A 2.295%, 12/5/31(3)	800	788
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	180	182
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	395	397
GMAC Commercial Mortgage Securities, Inc. 04-C3, A4 4.547%, 12/10/41	150	150
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.173%, 6/25/34(2)	380	387
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.804%, 8/10/45(2)	450	494
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	475	522

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency (continued)
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust 07-GG11, A4 5.736%, 12/10/49	$500	$558
Hilton USA Trust 13-HLT, EFX, 144A 5.222%, 11/5/30(2)(3)	300	302
JPMorgan Chase Commercial Mortgage Securities Corp. 13-INN, D 144A 3.567%, 10/15/30(2)(3)	350	350
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.664%, 7/17/26(2)(3)	300	301
10-CNTR, A1, 144A 3.300%, 8/5/32(3)	462	482
06-LDP7, A4 5.863%, 4/15/45(2)	600	655
06-LDP9, A3 5.336%, 5/15/47	715	783
07-LDPX, AM 5.464%, 1/15/49(2)	280	289
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.433%, 9/25/34(2)	238	240
05-A4, 3A1 2.256%, 7/25/35(2)	189	187
JPMorgan Chase (WAMU) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.440%, 6/25/33	469	475
03-AR4, 2A1 2.221%, 8/25/33	354	353
Lehman Brothers – UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	500	545
07-C2, A3 5.430%, 2/15/40	435	479

	PAR VALUE	VALUE

Non-Agency (continued)
07-C6, A4 5.858%, 7/15/40(2)	$996	$1,082
07-C7, A3 5.866%, 9/15/45(2)	569	631
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 5.884%, 7/15/44(2)	364	408
MASTR Alternative Loan Trust
03-8, 2A1 5.750%, 11/25/33	240	248
04-4, 6A1 5.500%, 4/25/34	270	285
MASTR Alternative Loan Trust 04-7, 9A1 6.000%, 8/25/34	225	229
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	186	189
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	197	204
Morgan Stanley Capital I Trust
06-T23, A2 5.750%, 8/12/41(2)	17	17
07-T27, A4 5.648%, 6/11/42(2)	515	579
06-IQ12, A4 5.332%, 12/15/43	611	667
07-IQ14, AM 5.689%, 4/15/49(2)	428	442
07-IQ14, A4 5.692%, 4/15/49(2)	760	842
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(3)	185	183
Residential Asset Securitization Trust
13-LT2, A, 144A 2.833%, 5/22/28(3)	151	151
04-QS8, A6 5.500%, 6/25/34	547	562

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency (continued)
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	$260	$259
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	117	120
S2 Hospitality LLC 12-LV1, A, 144A 4.500%, 4/15/25(3)	3	3
Sequoia Mortgage Trust 12-3, A1 3.500%, 7/25/42(2)	276	269
Silverleaf Finance XVII LLC 13-12, A1 2.680%, 3/16/26(3)	285	284
SMA Issuer I LLC 12-LV1, A, 144A 3.500%, 8/20/25(3)	33	33
Springleaf Mortgage Loan Trust 12-3A, A, 144A 1.570%, 12/25/59(2)(3)	197	197
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A2 2.495%, 4/25/34(2)	192	192
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(3)	330	324
03-34A, 6A 2.664%, 11/25/33(2)	404	397
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-33H, 1A1 5.500%, 10/25/33	492	503
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.295%, 1/25/37(2)	87	85
Wachovia Bank Commercial Mortgage Trust 06-C25, AM 5.724%, 5/15/43(2)	275	297

	PAR VALUE	VALUE

Non-Agency (continued)
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18(2)	$218	$225
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C30, A5 5.342%, 12/15/43	600	660
07-C30, AM 5.383%, 12/15/43	500	538
07-C31, A4 5.509%, 4/15/47	1,010	1,102
07-C32, A3 5.733%, 6/15/49(2)	615	681
07-C33, A5 5.925%, 2/15/51(2)	79	89
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.490%, 6/25/33(2)	112	113
03-J, 5A1 2.491%, 10/25/33(2)	558	557
04-K, 1A2 2.616%, 7/25/34(2)	463	463
04-Z, 2A1 2.615%, 12/25/34(2)	286	288
05-14, 2A1 5.500%, 12/25/35	188	199
06-16, A5 5.000%, 11/25/36	186	190

		35,790
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $40,472)		40,261
ASSET-BACKED SECURITIES—20.1%
Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	164	164
AmeriCredit Automobile Receivables Trust
11-5, A3 1.550%, 7/8/16	366	367
12-1, C 2.670%, 1/8/18	153	156
12-3, C 2.420%, 5/8/18	369	376
12-3, D 3.030%, 7/9/18	683	697
12-4, D 2.680%, 10/9/18	160	161
13-2, D 2.420%, 5/8/19	550	546

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	$116	$120
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	72	74
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A, 144A 3.410%, 11/20/17(3)	390	409
(AESOP) 12-3A, A, 144A 2.100%, 3/20/19(3)	540	539
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	481	514
Beacon Container Finance LLC 12-1A, A, 144A 3.720%, 9/20/27(3)	417	417
BXG Receivables Note Trust 12-A, A, 144A 2.660%, 12/2/27(3)	122	121
California Republic Auto Receivables Trust
12-1, B, 144A 1.760%, 1/16/18(3)	200	199
13-1, B, 144A 2.240%, 1/15/19(3)	340	341
Capital Auto Receivables Asset Trust 13-4, C 2.670%, 2/20/19	250	248
CarFinance Capital Auto Trust
13-1A, B, 144A 2.750%, 11/15/18(3)	260	257
13-2A, B 144A 3.150%, 8/15/19(3)	300	299
CarMax Auto Owner Trust
12-1, A3 0.890%, 9/15/16	505	506
12-1, B 1.760%, 8/15/17	750	765
CarNow Auto Receivables Trust 13-1A, B, 144A 1.970%, 11/15/17(3)	430	429
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	397	397

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(3)	$273	$275
Cheesecake Restaurant Holdings, Inc. 13-1A, A2, 144A 4.474%, 3/20/43(3)	262	262
Citibank Credit Card Issuance Trust 05-A2, A2 4.850%, 3/10/17	495	520
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	510	529
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	351	376
Cronos Containers Program Ltd. 12-2A, A, 144A 3.810%, 9/18/27(3)	368	368
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(3)	292	309
DT Auto Owner Trust 13-1A, C, 144A 2.730%, 2/15/19(3)	225	225
Exeter Automobile Receivables Trust
12-2A, C, 144A 3.060%, 7/16/18(3)	200	199
13-1A, C, 144A 3.520%, 2/15/19(3)	500	494
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(3)	116	116
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	381
Global Science Finance S.R.L. 13-1A, A, 144A 2.980%, 4/17/28(3)	280	271
Great America Leasing Receivables 13-1, A4, 144A 1.160%, 5/15/18(3)	415	415
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	188	187
GSAA Trust 05-1, AF4 5.470%, 11/25/34(2)	425	443

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC 11-1A, A2, 144A 3.290%, 3/25/18(3)	$120	$126
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	191	192
JPMorgan Chase Funding Trust 02-2, 1A5 6.333%, 4/25/32(2)	199	203
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	373	378
MASTR Specialized Loan Trust 05-3, A2, 144A 5.704%, 11/25/35(2)(3)	276	280
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	104	110
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 0.415%, 6/25/28(2)	446	414
06-HI2, A3 5.790%, 2/25/36	144	145
07-HI1, A3 5.720%, 3/25/37	114	115
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	208	209
12-4, C 2.940%, 12/15/17	430	443
12-2, D 3.870%, 2/15/18	400	420
12-6, C 1.940%, 3/15/18	355	358
12-3, C 3.010%, 4/16/18	375	386
12-5, C 2.700%, 8/15/18	150	154
12-6, D 2.520%, 9/17/18	450	451
13-1, D 2.270%, 1/15/19	550	544
13-3, C 1.810%, 4/15/19	700	695
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A4.440%, 11/20/25(3)	123	127
11-1A, B 144A 4.230%, 4/20/26(3)	323	332
12-3A, A 144A 1.870%, 8/20/29(3)	184	185

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
13-1A, A 144A 1.590%, 11/20/29(3)	$217	$216
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	103	104
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(3)	30	30
Structured Asset Investment Loan Trust 05-HE1 05-HE1, M1 0.870%, 7/25/35(2)	296	277
Structured Asset Securities Corp.
01-SB1, A2 3.375%, 8/25/31	138	135
05-2XS, 2A2 1.669%, 2/25/35(2)	277	267
05-S7, A2 144A 0.465%, 12/25/35(2)(3)	232	223
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	153	158
12-AA, A 144A 2.000%, 9/20/29(3)	136	135
TAL Advantage V LLC 13-1A, A 144A 2.830%, 2/22/38(3)	275	267
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	150	150
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	129	140
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	451	472
VFC LLC 13-1, A 144A 3.130%, 3/20/26(3)	157	158
Volvo Financial Equipment LLC 13-1A, B 144A 1.240%, 8/15/19(3)	450	445
Wachovia Asset Securitization Issuance II LLC 07-HE2A, A 144A 0.295%, 7/25/37(2)(3)	392	321
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	290	289

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	$143	$144
TOTAL ASSET-BACKED SECURITIES (Identified Cost $23,731)		23,670
CORPORATE BONDS AND NOTES—33.2%
Consumer Discretionary—1.5%
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	198
CCO Holdings LLC (CCO Holdings Capital Corp.) 144A 5.250%, 3/15/21(3)	135	130
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)	150	148
DISH DBS Corp. 4.625%, 7/15/17	115	121
Dish DBS Corp. 4.250%, 4/1/18	165	169
DR Horton, Inc. 3.625%, 2/15/18	295	300
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(3)	80	81
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	205	194
Time Warner Cable, Inc. 6.750%, 7/1/18	215	241
Toll Brothers Finance Corp. 4.000%, 12/31/18	175	178
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		1,800

Consumer Staples—0.2%
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	251	243

Energy—1.3%
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(7)	200	212

	PAR VALUE	VALUE

Energy (continued)
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	$200	$210
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	280	283
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	192
Rosneft Finance SA RegS 7.500%, 7/18/16(4)	105	118
Rosneft Oil Co. 144A 3.149%, 3/6/17(3)(7)	200	202
Sinopec Capital 2013 Ltd. 144A 1.875%, 4/24/18(3)	250	242

		1,459

Financials—19.7%
Aircastle Ltd.
4.625%, 12/15/18	280	283
6.250%, 12/1/19	175	188
Ally Financial, Inc. 4.750%, 9/10/18	295	310
American International Group, Inc.
2.375%, 8/24/15	90	92
3.375%, 8/15/20	225	226
American Tower Trust I 144A 1.551%, 3/15/18(3)	100	98
Associated Banc Corp. 5.125%, 3/28/16	90	96
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	70	72
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	200	209
144A 4.500%, 1/12/17(3)	200	211
Banco Santander Brasil SA 144A 4.500%, 4/6/15(3)	325	334
Banco Santander Chile 144A 3.750, 9/22/15(3)	225	232
Banco Votorantim SA 144A 5.250%, 2/11/16(3)	200	206
Bangkok Bank plc 144A 2.750%, 3/27/18(3)	250	246
Bank of America Corp. 5.490%, 3/15/19	66	73

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Financials (continued)
Bank of India
144A 3.250%, 4/18/18(3)	$300	$290
144A 3.625%, 9/21/18(3)	225	215
Barclays Bank plc
5.200%, 7/10/14	100	102
144A 6.050%, 12/4/17(3)	100	112
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	230
Capital One Financial Corp. 6.150%, 9/1/16	625	699
Chubb Corp. (The) 6.375%, 3/29/67(2)	175	189
Citigroup, Inc.
0.512%, 6/9/16(2)	100	98
5.500%, 2/15/17	345	380
CNA Financial Corp. 5.850%, 12/15/14	175	183
CNH Capital LLC 3.625%, 4/15/18	250	255
Cooperative Centrale Raiffeissen-Boerenleenbank NV 2.125%, 10/13/15	415	426
Countrywide Financial Corp. 6.250%, 5/15/16	210	232
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	75	75
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	575
Dupont Fabros Technology LP 5.875%, 9/15/21	235	244
Fifth Third Bancorp 4.500%, 6/1/18	150	160
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	449
General Electric Capital Corp.
5.625%, 5/1/18	365	419
4.650%, 10/17/21	170	185
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	465	496

	PAR VALUE	VALUE

Financials (continued)
Genworth Holdings, Inc. 7.625%, 9/24/21	$300	$357
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	10	10
144A 4.875%, 11/1/20(3)	70	70
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	810
7.500%, 2/15/19	50	61
HCP, Inc. 3.750%, 2/1/19	275	285
Health Care REIT, Inc. 4.700%, 9/15/17	200	217
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	200	224
HSBC USA, Inc.
1.625%, 1/16/18	310	306
2.625%, 9/24/18	290	295
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	284
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	280	298
Hyundai Capital Services, Inc. 144A 2.125%, 10/2/17(3)	60	60
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	300	302
ING US, Inc. 2.900%, 2/15/18	350	358
International Lease Finance Corp. 3.875%, 4/15/18	405	406
Intesa San Paolo SpA 3.125%, 1/15/16	200	204
Jefferies Group, Inc. 5.125%, 4/13/18	150	162
JPMorgan Chase & Co. 6.125%, 6/27/17	200	227
KeyCorp 5.100%, 3/24/21	185	202
Lazard Group LLC 4.250%, 11/14/20	350	349

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Financials (continued)
Legg Mason, Inc. 5.500%, 5/21/19	$140	$153
Lincoln National Corp.
8.750%, 7/1/19	225	289
6.050%, 4/20/67(2)(5)	75	74
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	230	233
Macquarie Group Ltd 144A 3.000%, 12/3/18(3)	75	75
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	240	248
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(3)	230	233
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	195
Morgan Stanley 5.550%, 4/27/17	710	792
Nationstar Mortgage LLC 6.500%, 8/1/18	245	250
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)	90	90
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	205	203
PNC Funding Corp. 5.625%, 2/1/17	10	11
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	235	233
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	65
Prudential Financial, Inc.
4.750%, 9/17/15	100	107
3.000%, 5/12/16	255	266
8.875%, 6/15/38(2)(5)	100	122
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	250	240
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	200	206
Ryder System, Inc. 2.500%, 3/1/17	220	224

	PAR VALUE	VALUE

Financials (continued)
Santander Holdings USA, Inc. 3.000%, 9/24/15	$20	$21
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	200	204
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	158
Sberbank of Russia (Sberbank CapItal SA) 144A 4.950%, 2/7/17(3)(7)	400	424
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	220
SLM Corp.
4.625%, 9/25/17	265	276
4.875%, 6/17/19	100	100
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	236
Sun Merger Sub, Inc. 144A 5.250%, 8/1/18(3)	95	100
Swedbank AB 144A 1.750%, 3/12/18(3)	200	196
Telecom Italia Capital SA
6.175%, 6/18/14	65	66
7.175%, 6/18/19	50	56
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(3)	225	221
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	344
Union Bank NA 2.625%, 9/26/18	300	305
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	125	131
2.700%, 4/1/20	152	145
Vnesheconombank (VEB Finance plc)
144A 4.224%, 11/21/18(3)(7)	290	290
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(7)	100	105
144A 6.000%, 4/12/17(3)(7)	200	212
Wells Fargo & Co. 5.125%, 9/15/16	100	110
Willis Group Holdings plc 4.125%, 3/15/16	125	131

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Financials (continued)
Willis North America, Inc. 6.200%, 3/28/17	$40	$43
XLIT Ltd. 2.300%, 12/15/18	135	133
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	225	201
Zions Bancorp 4.500%, 3/27/17	75	79

		23,193

Health Care—1.1%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	90	93
Express Scripts Holding Co. 3.500%, 11/15/16	225	238
HCA, Inc. 6.500%, 2/15/20	325	358
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)	80	84
8.125%, 4/1/22	290	313
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(3)	165	182
Zoetis, Inc. 1.875%, 2/1/18	25	25

		1,293

Industrials—5.7%
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	107	114
01-1, G 7.100%, 4/2/21	425	455
Atlas Air Pass-Through-Trust
99-1, A1 7.200%, 1/2/19	673	693
00-1, A 8.707%, 1/2/19	92	95
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	62	65
97-4, A 6.900%, 1/2/18	477	506
99-1, A 6.545%, 2/2/19	192	209
09-2, A 7.250%, 11/10/19	258	295
01-1, A1 6.703%, 6/15/21	133	144

	PAR VALUE	VALUE

Industrials (continued)
Delta Air Lines Pass-Through-Trust
09-1, A 7.750, 12/17/19	$484	$557
12-1A, 1A 4.750%, 5/7/20	511	547
Deluxe Corp. 6.000%, 11/15/20	150	156
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	337	361
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	220
Spirit Aerosystems, Inc. 7.500%, 10/1/17	170	177
Textron, Inc. 4.625%, 9/21/16	635	685
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	287	300
01-1G 7.076%, 3/20/21	147	157
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	857	985

		6,721

Information Technology—0.5%
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	200	202
Equinix, Inc. 4.875%, 4/1/20	88	88
Thomson Reuters Corp. 1.300%, 2/23/17	295	294

		584

Materials—1.2%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	214
CRH America, Inc. 8.125%, 7/15/18	100	122
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	200	218
International Paper Co. 9.375%, 5/15/19	125	164
Methanex Corp. 3.250%, 12/15/19	155	154
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	110	114

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Materials (continued)
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	$305	$270
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200	195

		1,451

Telecommunication Services—1.2%
CenturyLink, Inc. 6.000%, 4/1/17	100	110
Millicom International Cellular S.A. 144A 6.625%, 10/15/21(3)	200	208
Qwest Corp. 6.500%, 6/1/17	100	113
Sprint Communications, Inc. 6.000%, 12/1/16	115	126
Sprint Corp. 144A 7.250%, 9/15/21(3)	235	253
T-Mobile USA, Inc.
6.464%, 4/28/19	95	101
6.542%, 4/28/20	95	102
Telefonica Emisiones SAU 3.192%, 4/27/18	195	198
Verizon Communications, Inc.
2.500%, 9/15/16	55	57
3.650%, 9/14/18	60	63
4.600%, 4/1/21	70	74

		1,405

Utilities—0.8%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	200	200
Calpine Corp. 144A 7.500%, 2/15/21(3)	186	204
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	296
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	205

		905
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $38,523)		39,054

	PAR VALUE	VALUE

LOAN AGREEMENTS—6.2%
Consumer Discretionary—2.4%
Allison Transmission Tranche B-3, 3.750%, 8/23/19	$157	$158
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	191	191
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	143	144
Charter Communications Operations LLC Tranche F, 3.000%, 12/31/20	123	123
Chrysler Group LLC Tranche B, 3.500%, 5/24/17	229	231
Citycenter Holdings LLC Tranche B, 5.000%, 10/16/20	100	102
CSC Holdings, Inc. (CSC Holdings, Inc. (Cablevision)) Tranche B, 2.669%, 4/17/20	158	157
Hilton Worldwide, Inc. (Hilton Hotels Corp.) 3.750%, 10/26/20	218	220
MGM Resorts International (MGM Grand Detroit LLC) Tranche B, 3.500%, 12/20/19	204	205
Nine Entertainment Group Ltd. (PBL Media Group Limited) Tranche B, 4.750%, 2/5/20	233	232
Phillips-Van Heusen Corp. Tranche B, 0.000%, 2/13/20(8)	27	27
Pinnacle Entertainment, Inc. Tranch B-2, 3.750%, 8/13/20	60	60
Scientific Games International, Inc. 4.250%, 10/18/20	190	191

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary (continued)
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/14/20	$84	$84
Seminole Tribe of Florida 3.000%, 4/29/20	196	196
Tribune Co. 0.000%, 11/20/20(8)	215	214
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/8/20	185	186
Zuffa LLC 4.500%, 2/25/20	79	80

		2,801

Consumer Staples—0.2%
Aramark Corp. Tranche D, 4.000%, 9/9/19	44	45
Darling International 0.000%, 1/1/21(8)	23	23
Del Monte Corp. 4.000%, 3/8/18	163	164
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	65	65

		297

Energy—0.2%
Chesapeake Energy Corp. 5.750%, 12/2/17	145	148
Fieldwood Energy LLC 3.875%, 9/28/18	34	34

		182

Financials—0.3%
Clipper Acquisitions Corp. 4.000%, 2/6/20	107	108
iStar Financial, Inc. 4.500%, 10/15/17	131	132
Mondrian FTranch B-1, 4.000%, 3/9/20	122	123

		362

Health Care—0.9%
AMN Healthcare, Inc. Tranche B, 3.750%, 4/5/18	117	118

	PARVALUE	VALUE

Health Care (continued)
DaVita, Inc. Tranche B-2 4.000%, 11/1/19	$86	$87
Health Management Associates, Inc. Tranche B, 3.500%, 11/16/18	133	133
Hologic, Inc. Tranche B, 3.750%, 8/1/19	100	101
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	11	11
Quintiles Transnational Corp. Tranche B-3, 0.000%, 6/8/18(8)	235	235
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	122	122
Salix Pharmaceuticals Ltd. 0.000%, 12/17/19(8)	56	56
Valeant Pharmaceuticals International, Inc. Escrow Corp.
Series D2, Tranche B, 3.750%, 2/13/19	164	165
Series C2, Tranche B 3.750%, 12/11/19	25	26

		1,054

Industrials—0.9%
Alliant Techsystems, Inc. Tranche B, 3.500%, 11/2/20	181	182
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	383	386
AWAS Finance Luxemborg SA Tranche 2012, 3.500%, 7/16/18	144	144
Delta Air Lines, Inc. Tranche B-1, 4.000%, 10/18/18	53	54
Envision Healthcare Corp. (Emergency Medical Services Corp.) 4.000%, 5/25/18	100	100
TransDigm, Inc. Tranche C, 3.750%, 2/28/20	159	160
WireCo Worldgroup, Inc. 6.000%, 2/15/17	35	35

		1,061

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—0.7%
Activision Blizzard 3.250%, 10/12/20	$167	$168
Dell, Inc. Tranche B, 4.500%, 4/29/20	175	176
Genpact Ltd. 3.500%, 8/30/19	47	47
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17	74	74
Infor US, Inc. 0.000%, 6/3/20(8)	175	175
Kronos, Inc. First Lien, 4.500%, 10/30/19	7	7
Spansion LLC 3.750%, 12/18/19	134	135
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20	30	30

		812

Materials—0.2%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	77	78
Huntsman International LLC Extended Tranche B, 2.709%, 4/19/17	194	195

		273

Telecommunication Services—0.4%
Level 3 Financing, Inc. Tranche B, 4.000%, 1/15/20	127	128
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	295	297

		425
TOTAL LOAN AGREEMENTS (Identified Cost $7,217)		7,267

	SHARES		VALUE
PREFERRED STOCK(2)—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series 1, 7.900%	75	(9)	$83
Wells Fargo & Co. Series K, 7.980%	175	(9)	195
TOTAL PREFERRED STOCK (Identified Cost $283)			278
TOTAL LONG TERM INVESTMENTS—97.6%
(Identified cost $114,762)			114,960
SHORT-TERM INVESTMENTS—2.1%
Money Market Mutual Funds—2.1%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	2,432,841		2,433
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,433)			2,433

TOTAL INVESTMENTS—99.7% (Identified Cost $117,195)			117,393	(1)
Other assets and liabilities, net—0.3%			296

NET ASSETS—100.0%			$117,689

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Foreign Currency:

AUD	Australian Dollar
NZD	New Zealand Dollar
RUB	Russian Ruble

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information : For tax information at December 31, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $31,949 or 27.1% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after December 31, 2013, at which time the interest rate, based on the London Interbank offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(9)	Value shown as par value.

Country Weightings (Unaudited) †
United States	86%
Australia	1
Bermuda	1
Brazil	1
Canada	1
Luxembourg	1
Turkey	1
Other	8
Total	100%
† % of total investments as of December 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$23,670	$—	$23,670
Corporate Bonds and Notes	39,054	—	39,054
Foreign Government Securities	1,000	—	1,000
Loan Agreements	7,267	—	7,267
Mortgage-Backed Securities	40,261	—	40,261
Municipal Bonds	501	—	501
U.S. Government Securities	2,929	—	2,929
Equity Securities:
Preferred Stock	278	—	278
Short-Term Investments	2,433	2,433	—

Total Investments	$117,393	$2,433	$114,960

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS(3)—97.0%
Alabama—2.8%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$481
5.000%, 12/1/25	1,000	1,065
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,029

		5,575

Arizona—3.5%
City of Mesa, Excise Tax Revenue, 5.000%, 7/1/27	500	540
Maricopa County School District No. 6, Washington Elementary School, Series B 3.000%, 7/1/26	2,890	2,685
Northern Arizona University,
Speed-Stimulus Plan Economic Development 5.000%, 8/1/24	1,115	1,228
Speed-Stimular Plan Economic Development 5.000%, 8/1/25	2,290	2,492

		6,945

California—7.1%
City of Lodi, Wastewater System Certificates of Participation, Series A (NATL Insured) (Pre-refunded 10/1/14 @ $100) 5.500%, 10/1/18	1,535	1,595
M-S-R Energy Authority, Series C 6.500%, 11/1/39	1,655	1,951
Sacramento Municipal Utility District, Cosumnes Project, (NATL Insured) 5.125%, 7/1/29	2,000	2,056

	PAR VALUE	VALUE

California (continued)
South Gate Utility Authority, Water and Sewer System, (NATL, FGIC Insured) 0.000%, 10/1/19	$1,385	$1,092
State of California,
Unrefunded Balance 2007 5.000%, 10/1/23	150	150
5.000%, 2/1/24	1,500	1,676
5.250%, 2/1/29	2,000	2,173
6.000%, 11/1/35	2,750	3,106
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	500	531

		14,330

Colorado—5.6%
Public Authority For Colorado Energy, Natural Gas Purchase,
6.125%, 11/15/23	2,135	2,429
6.250%, 11/15/28	2,250	2,532
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	724
State Public Highway Authority, E-470, Series B (NATL Insured) 0.000%, 9/1/29	665	274
University of Colorado, Enterprise System,
Series A 5.625%, 6/1/22	2,650	3,095
5.000%, 6/1/24	1,000	1,117
Series A 5.375%, 6/1/38	1,000	1,072

		11,243

Connecticut—1.4%
City of Hartford,
Series A 5.000%, 4/1/27	1,650	1,771
Series B 5.000%, 4/1/27	1,000	1,073

		2,844

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

District of Columbia—2.1%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail,
Second Lien Sr. Series B (AGC Insured) 0.000%, 10/1/36	$2,000	$501
Second Lien Series C (AGC Insured) 0.000%, 10/1/41	4,000	3,749

		4,250

Florida—4.1%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	1,050	1,131
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	1,265	1,396
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,085
Aviation, Series B 5.000%, 10/1/24	2,425	2,634
State Department of Transportation, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,067

		8,313

Georgia—2.4%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,679
DeKalb County, Water & Sewer, Series A 5.250%, 10/1/26	2,750	3,042

		4,721

	PAR VALUE	VALUE

Idaho—0.8%
State Housing & Finance Association, Federal Highway, Series A 4.500%, 7/15/29	$1,500	$1,527

Illinois—11.4%
Chicago Park District, Series A (NATL, FGIC Insured) 5.000%, 1/1/31	1,775	1,793
City of Chicago,
O’Hare International Airport, Passenger Facilities Charge, Series A 5.000%, 1/1/20	750	846
O’Hare International Airport, Customer Facilities Charge, Senior Lien 5.000%, 1/1/21	1,250	1,373
Wastewater Transmission, Second Lien 5.000%, 1/1/22	1,000	1,085
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	424
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	542
State Development Finance Authority, DePaul University, Series C 5.625%, 10/1/20	1,000	1,040
State Finance Authority,
KishHealth System, 4.750%, 10/1/18	700	750
Loyola University, Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,023
University of Chicago, Series A (Pre-refunded 7/1/14 @ $100) 5.000%, 7/1/26	1,000	1,023

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Illinois (continued)
Art Institute of Chicago, Series A 6.000%, 3/1/38	$1,875	$1,977
Rush University Medical Center, Series A 7.250%, 11/1/38	1,050	1,209
State of Illinois, Sales Tax, 5.000%, 6/15/23	3,250	3,319
State Toll Highway Authority,
Series A-1 (AGM Insured) 5.000%, 1/1/21	3,050	3,328
Series A-1 (AGM Insured) 5.000%, 1/1/24	1,015	1,098
University of Illinois, Auxiliary Facilities System, Series A
5.500%, 4/1/31	1,540	1,653
5.125%, 4/1/36	500	513

		22,996

Indiana—4.5%
Indiana University,
(AMBAC Insured) (Pre-refunded 11/15/14 @ $100) 5.250%, 11/15/17	1,055	1,101
Series A 5.250%, 6/1/23	1,320	1,529
Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	2,500	2,821
State Finance Authority, 4.000%, 2/1/32	1,000	973
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) 5.000%, 7/15/24	2,535	2,652

		9,076

Iowa—1.2%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,473

	PAR VALUE	VALUE

Louisiana—1.6%
Stadium & Exposition District,
Series A 5.000%, 7/1/24	$1,000	$1,091
Series A 5.000%, 7/1/25	1,000	1,080
State of Louisiana, Local Government Environmental Facilities & Community Development Authority, 5.000%, 12/1/21	1,000	1,130

		3,301

Maine—1.7%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26	1,000	1,046
General Airport Revenue, 5.000%, 7/1/29	580	590
General Airport Revenue, 5.000%, 7/1/30	770	780
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	1,000	1,047

		3,463

Maryland—2.2%
City of Baltimore, Convention Center, Sr. Series A (XLCA Insured),
5.250%, 9/1/22	400	404
5.250%, 9/1/23	1,500	1,505
State Health & Higher Educational Facilities Authority, Anne Arundel County Health System, Series A 6.750%, 7/1/29	2,015	2,326
5.000%, 7/1/32	250	256

		4,491

Massachusetts—2.3%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,175

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Massachusetts (continued)
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	$1,525	$1,678
Commonwealth School Building Authority, 5.000%, 8/15/20	1,500	1,763

		4,616

Michigan—2.3%
City of Detroit,
Water Supply System, Sr. Lien Series A (AGM insured) 5.000%, 7/1/23	2,500	2,434
Sewer Disposal, Sr. Lien Series B (AGM Insured) 7.500%, 7/1/33	1,000	1,064
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,134

		4,632

Missouri—1.6%
Clarence Cannon Wholesale Water Commission, Series A (NATL Insured) 5.000%, 5/15/17	1,000	1,065
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,170

		3,235

Nebraska—0.6%
University of Nebraska – Lincoln, Series A 5.000%, 7/1/22	1,000	1,116

Nevada—0.6%
Las Vegas Valley Water District, Series B (AGM Insured) 5.000%, 6/1/25	1,000	1,109

	PAR VALUE	VALUE

New Jersey—5.0%
State Economic Development Authority,
(AGM Insured) 5.000%, 6/15/22	$3,000	$3,247
School Facilities Construction, Series NN 5.000%, 3/1/26	3,000	3,257
State Housing & Mortgage Finance Agency, 4.375%, 4/1/28	1,955	1,977
State Transportation Trust Fund Authority, Series A 6.000%, 6/15/35	1,500	1,658

		10,139

New York—10.3%
City of New York, Series E-1 6.250%, 10/15/28	1,000	1,163
City of New York, Industrial Development Agency, Queens Baseball Stadium Project,
(AMBAC Insured) 5.000%, 1/1/20	900	911
(AGC Insured) 6.125%, 1/1/29	500	545
(AMBAC Insured) 5.000%, 1/1/31	470	432
(AGC Insured) 6.375%, 1/1/39	1,000	1,078
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
5.500%, 6/15/21	500	585
5.500%, 6/15/22	1,000	1,166
5.625%, 6/15/24	1,050	1,229
5.750%, 6/15/40	4,590	5,072
City of New York, Transitional Finance Authority, Building Aid, Sub-Series S-1A 5.000%, 7/15/25	1,000	1,103

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

New York (continued)
Metropolitan Transportation Authority, Seres 08-C 6.250%, 11/15/23	$3,140	$3,646
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,323
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	750	850
Utility Debt Securitization Authority 5.000%, 6/15/26	500	574

		20,677

North Dakota—0.6%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,271

Ohio—3.9%
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,360
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39	1,000	1,067
State of Ohio,
5.000%, 10/1/20	465	535
5.000%, 10/1/21	1,080	1,240
5.000%, 10/1/22	1,135	1,295
Common Schools, Series A 5.000%, 9/15/24	2,000	2,332

		7,829

Oklahoma—0.7%
State Turnpike Authority, Second Sr., Series B 5.000%, 1/1/29	1,250	1,351

	PAR VALUE	VALUE

Pennsylvania—3.2%
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	$2,000	$2,087
Sub-Series B2 0.000%, 12/1/34	1,750	1,647
Sub-Series E 0.000%, 12/1/38	2,000	1,718
Reading Area Water Authority, 5.250%, 12/1/36	1,000	1,023

		6,475

Puerto Rico—0.0%
Commonwealth Sales Tax Finance Corp., Sub-Series A (Pre-refunded 2/1/14 @ $100) 6.125%, 8/1/29	85	85

South Carolina—1.1%
City of Charleston, Educational Excellence Finance Corp. 5.000%, 12/1/27	1,000	1,084
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28	1,020	1,101

		2,185

Texas—11.7%
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23	3,000	3,153
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,006
Forney Independent School District,
School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750	834

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

	PAR VALUE	VALUE

Texas (continued)
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	$2,000	$2,240
Harris County Flood Control District, 4.750%, 10/1/29	3,000	3,163
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B 7.250%, 12/1/35	2,450	3,135
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,170
Southmost Regional Water Authority, Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085	1,201
5.000%, 9/1/25	1,015	1,100
State Municipal Gas Acquisition & Supply Corp. I, Sr. Lien Series D 6.250% , 12/15/26	1,580	1,799
State Municipal Gas Acquisition & Supply Corp. II, 0.841%, 3/15/14(2)	3,000	2,429
Ysleta Independent School District, Series A (PSF Guaranteed) 4.000%, 8/15/25	1,140	1,219

		23,449

Virginia—0.7%
Commonwealth Housing Development Authority, 3.625%, 3/1/32	1,565	1,336
TOTAL MUNICIPAL BONDS (Identified Cost $191,281)		195,053
TOTAL LONG TERM INVESTMENTS—97.0%
(Identified cost $191,281)		195,053

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.3%
Money Market Mutual Funds—2.3%
BlackRock Liquidity Funds MuniCash Portfolio – Insitutional Shares (seven-day effective yield 0.040%)	4,711,989	$4,712
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,712)		4,712
TOTAL INVESTMENTS—99.3% (Identified Cost $195,993)		199,765	(1)
Other assets and liabilities, net—0.7%		1,319

NET ASSETS—100.0%		$201,084

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)	At December 31, 2013, 26% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Municipal Bonds	$195,053	$—	$195,053
Equity Securities:
Short-term Investments	4,712	4,712	—

Total Investments	$199,765	$4,712	$195,053

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

(Reported in thousands except shares and per share amounts)

	Emerging Markets Opportunities Fund
Assets
Investment in securities at value(1)(3)(4)	$7,624,293
Foreign currency at value(2)	12,301
Cash	—
Receivables	—
Investment securities sold	93,873
Fund shares sold	40,845
Receivable from adviser
Dividends and interest receivable	10,027
Tax reclaims	20
Prepaid expenses	314

Total assets	7,781,673

Liabilities
Payables
Fund shares repurchased	73,329
Collateral on securities loaned	19,684
Investment securities purchased	—
Foreign capital gain taxes payable	6,073
Dividend distributions	—
Investment Advisory fee	6,378
Distribution and service fees	422
Administration fee	820
Transfer Agent fees and expenses	1,712
Trustees’ fee and expenses	—	(5)
Professional fees	65
Other accrued expenses	960

Total liabilities	109,443

Net Assets	$7,672,230

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$7,597,098
Accumulated undistributed net investment income (loss)	3,723
Accumulated undistributed net realized gain (loss)	56,927
Net unrealized appreciation (depreciation) on investments	14,482

Net Assets	$7,672,230

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.55
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	665,453,082
Net Assets	$6,357,443
Class A
Net asset value (net assets/shares outstanding) per share	$9.26
Maximum offering price per share(6)	$9.83
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	118,540,728
Net Assets	$1,097,753
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.08
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	23,909,734
Net Assets	$217,034

(1) Investments in securities at cost	$7,603,686
(2) Foreign currency at cost	12,300
(3) Market value of securities on loan	19,155
(4) Investments in securities at value include repurchase agreements totaling $360,077 and $84,550 for the Insight Government Money Market Fund and the Insight Money Market Fund.
(5) Amount is less than $500.

(6) For Equity Funds maximum offering price per share is NAV/(1-5.75%), for Fixed Income Funds maximum offering price per share is NAV/(1-2.25%). (See Note 1 in the Notes to Financial Statements for further information.)

See Notes to Financial Statements

Insight Government Money Market Fund		Insight Money Market Fund		Insight Tax-Exempt Money Market Fund		Low Duration Income Fund		Tax-Exempt Bond Fund

$1,046,789		$361,921		$147,719		$117,393		$199,765
—		—		—		—		—
1		1		1		42		—

—		—		—		28		—
15		55		288		2,370		265
—		—		9		—		—
285		24		6		720		2,542
—		—		—		—		—
37		27		12		18		25

1,047,127		362,028		148,035		120,571		202,597

6		62		—	(5)	2,064		1,225
—		—		—		—		—
—		—		—		664		—
—		—		—		—		—
8		2		1		26		102
4		2		—		35		52
—		—	(5)	3		30		45
27		11		3		12		22
4		18		1		17		30
—	(5)	—	(5)	—	(5)	—	(5)	—	(5)
22		22		22		29		29
24		12		4		5		8

95		129		34		2,882		1,513

$1,047,032		$361,899		$148,001		$117,689		$201,084

$1,047,032		$361,899		$148,003		$120,786		$198,346
—		—		—	(5)	56		176
—		—		(2)		(3,351)		(1,210)
—		—		—		198		3,772

$1,047,032		$361,899		$148,001		$117,689		$201,084

$1.00		$1.00		$1.00		$10.83		$10.91
983,835,570		148,619,922		78,648,277		4,874,792		7,599,692
$983,812		$148,652		$78,713		$52,790		$82,936

$1.00		$1.00		$1.00		$10.83		$10.91
$1.00		$1.00		$1.00		$11.14		$11.22
63,199,408		213,294,102		69,358,370		3,640,305		8,182,123
$63,220		$213,247		$69,288		$39,436		$89,303

$—		$—		$—		$10.84		$10.92
—		—		—		2,350,013		2,642,111
$—		$—		$—		$25,463		$28,845

$1,046,789		$361,921		$147,719		$117,195		$195,993
—		—		—		—		—
—		—		—		—		—

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013

(Reported in thousands)

Emerging Markets Opportunities Fund
Investment Income
Dividends	$203,374
Interest	1
Security lending	139
Foreign taxes withheld	(4,556)

Total investment income	198,958

Expenses
Investment advisory fee	79,600
Distribution fees, Class I	3,393
Distribution and service fees, Class A	3,242
Distribution and service fees, Class C	2,425
Administration fee	10,519
Transfer agent fee and expenses	13,740
Custodian fees	4,957
Printing fees and expenses	632
Professional fees	151
Registration fees	295
Trustees fee and expenses	340
Miscellaneous expenses	386

Total expenses	119,680
Less expenses reimbursed by investment adviser and/(or) distributor	(3,393)

Net expenses	116,287

Net investment income (loss)	82,671

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	111,905
Net realized gain (loss) on foreign currency transactions	(2,072)
Capital gain distributions received from investment companies	—
Net change in unrealized appreciation (depreciation) on investments	(831,170)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(61)
Net change in foreign taxes on unrealized capital gains	15,726

Net gain (loss) on investments	(705,672)

Net increase (decrease) in net assets resulting from operations	$(623,001)

(1)	Amount is less than $500.

See Notes to Financial Statements

Insight Government Money Market Fund		Insight Money Market Fund	Insight Tax-Exempt Money Market Fund		Low Duration Income Fund	Tax-Exempt Bond Fund

$3		$26	$1		$2	$2
1,190		645	133		3,023	10,235
—		—	—		—	—
—		—	—		—	—

1,193		671	134		3,025	10,237

1,180		436	203		578	1,318
535		84	43		22	66
244		801	272		91	310
—		—	—		238	364
395		144	46		133	370
42		89	8		122	297
17		11	4		7	5
5		5	1		8	14
33		29	27		34	35
36		34	29		44	53
49		17	7		4	13
158		84	15		8	19

2,694		1,734	655		1,289	2,864
(1,615)		(1,104)	(538)		(224)	(434)

1,079		630	117		1,065	2,430

114		41	17		1,960	7,807

—	(1)	1	—	(1)	188	(43)
—		—	—		(1)	—
—		—	—	(1)	—	— (1)
—		—	—		(1,472)	(20,266)

—		—	—		— (1)	—
—		—	—		—	—

—		1	—		(1,285)	(20,309)

$114		$42	$17		$675	$(12,502)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Emerging Markets Opportunities Fund		Insight Government Money Market Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$82,671	$41,635	$114	$138
Net realized gain (loss)	109,833	(7,082)	—	1
Net change in unrealized appreciation (depreciation)	(815,505)	747,450	—	—

Increase (decrease) in net assets resulting from operations	(623,001)	782,003	114	139

From Distributions to Shareholders
Net investment income, Class I	(72,322)	(29,741)	(107)	(130)
Net investment income, Class A	(9,692)	(5,006)	(7)	(8)
Net investment income, Class C	(695)	(248)	—	—
Net realized short-term gains, Class I	—	—	(1)	(3)
Net realized short-term gains, Class A	—	—	— (1)	— (1)
Net realized short-term gains, Class C	—	—	—	—
Net realized long-term gains, Class I	(1,355)	(15,980)	—	—
Net realized long-term gains, Class A	(239)	(3,754)	—	—
Net realized long-term gains, Class C	(48)	(640)	—	—

Decrease in net assets from distributions to shareholders	(84,351)	(55,369)	(115)	(141)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	1,590,726	2,692,982	(231,968)	(123,935)
Change in net assets from share transactions, Class A	(8,823)	604,471	(19,938)	10,670
Change in net assets from share transactions, Class C	33,131	113,748	—	—

Increase (decrease) in net assets from share transactions	1,615,034	3,411,201	(251,906)	(113,265)

Net increase (decrease) in net assets	907,682	4,137,835	(251,907)	(113,267)

Net Assets
Beginning of period	6,764,548	2,626,713	1,298,939	1,412,206

End of period	$7,672,230	$6,764,548	$1,047,032	$1,298,939

Accumulated undistributed net investment income (loss) at end of period	$3,723	$(4,369)	$—	$—

(1)	Amount is less than $500.
(2)	Includes realized loss of $ (5) as a result of a redemption in kind (See Note 12).

See Notes to Financial Statements

Insight Money Market Fund		Insight Tax-Exempt Money Market Fund		Low Duration Income Fund			Tax-Exempt Bond Fund
Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2013	Year Ended December 31, 2012

$41	$93	$17	$18	$1,960	$1,613		$7,807	$8,146
1	— (1)	—	—	187	(279	)(2)	(43)	1,715

—	—	—	—	(1,472)	3,267		(20,266)	11,024

42	93	17	18	675	4,601		(12,502)	20,885

(18)	(69)	(9)	(9)	(971)	(964)		(3,731)	(4,158)
(23)	(24)	(8)	(9)	(708)	(395)		(3,236)	(3,347)
—	—	—	—	(284)	(208)		(683)	(641)
— (1)	— (1)	—	—	—	—		—	—
(1)	— (1)	—	—	—	—		—	—
—	—	—	—	—	—		—	—
—	—	—	—	—	—		—	—
—	—	—	—	—	—		—	—
—	—	—	—	—	—		—	—

(42)	(93)	(17)	(18)	(1,963)	(1,567)		(7,650)	(8,146)

(85,315)	(142,870)	(14,052)	6,165	23,800	(37,387)		(69,883)	62,035

(76,663)	(36,430)	(9,179)	(14,330)	11,652	12,393		(45,636)	30,078

—	—	—	—	5,590	5,783		(8,528)	9,689

(161,978)	(179,300)	(23,231)	(8,165)	41,042	(19,211)		(124,047)	101,802

(161,978)	(179,300)	(23,231)	(8,165)	39,754	(16,177)		(144,199)	114,541

523,877	703,177	171,232	179,397	77,935	94,112		345,283	230,742

$361,899	$523,877	$148,001	$171,232	$117,689	$77,935		$201,084	$345,283

$—	$—	$—	$— (1)	$56	$77		$176	$19

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Emerging Markets Opportunities Fund
Class I
1/1/13 to 12/31/13	$10.31	0.11		(0.76)	(0.65)	(0.11)	—	(3)	(0.11)	$9.55	(6.32)%	$6,357,443	1.33%	1.38%	1.06%	31%
1/1/12 to 12/31/12	8.70	0.10		1.62	1.72	(0.08)	(0.03)		(0.11)	10.31	19.88	5,352,379	1.35	1.40	0.99	28
1/1/11 to 12/31/11	9.10	0.12		(0.38)	(0.26)	(0.07)	(0.07)		(0.14)	8.70	(2.92)	2,082,147	1.36	1.41	1.34	29
1/1/10 to 12/31/10	7.17	0.10		1.91	2.01	(0.08)	—	(3)	(0.08)	9.10	28.15	801,366	1.41	1.46	1.25	33
1/1/09 to 12/31/09	4.90	0.10		2.26	2.36	(0.09)	—		(0.09)	7.17	48.52	232,325	1.47	1.52	1.64	50
Class A
1/1/13 to 12/31/13	$10.00	0.08		(0.74)	(0.66)	(0.08)	—	(3)	(0.08)	$9.26	(6.58)%	$1,097,753	1.58%	1.58%	0.79%	31%
1/1/12 to 12/31/12	8.44	0.07		1.57	1.64	(0.05)	(0.03)		(0.08)	10.00	19.62	1,208,195	1.60	1.60	0.78	28
1/1/11 to 12/31/11	8.83	0.09		(0.37)	(0.28)	(0.04)	(0.07)		(0.11)	8.44	(3.13)	474,368	1.61	1.61	1.09	29
1/1/10 to 12/31/10	6.96	0.07		1.86	1.93	(0.06)	—	(3)	(0.06)	8.83	27.82	224,015	1.66	1.66	0.87	33
1/1/09 to 12/31/09	4.76	0.08		2.20	2.28	(0.08)	—		(0.08)	6.96	48.12	42,658	1.72	1.72	1.34	50
Class C
1/1/13 to 12/31/13	$9.82	0.01		(0.72)	(0.71)	(0.03)	—	(3)	(0.03)	$9.08	(7.21)%	$217,034	2.33%	2.33%	0.07%	31%
1/1/12 to 12/31/12	8.31	—	(3)	1.56	1.56	(0.02)	(0.03)		(0.05)	9.82	18.66	203,974	2.35	2.35	0.01	28
1/1/11 to 12/31/11	8.72	0.03		(0.37)	(0.34)	— (3)	(0.07)		(0.07)	8.31	(3.77)	70,198	2.36	2.36	0.36	29
1/1/10 to 12/31/10	6.90	—	(3)	1.85	1.85	(0.03)	—	(3)	(0.03)	8.72	26.88	36,971	2.41	2.41	0.03	33
1/1/09 to 12/31/09	4.72	0.02		2.19	2.21	(0.03)	—		(0.03)	6.90	47.29	4,206	2.49	2.49	0.30	50

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Insight Government Money Market Fund
Class I
1/1/13 to 12/31/13	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%	$983,812	0.09%	0.22%	0.01%	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01	1,215,780	0.15	0.22	0.01	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01	1,339,716	0.11	0.22	0.01	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.06	122,384	0.23	0.28	0.05	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.30	131,990	0.24	0.29	0.31	N/A
Class A
1/1/13 to 12/31/13	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%	$63,220	0.09%	0.52%	0.01%	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01	83,159	0.15	0.52	0.01	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01	72,490	0.12	0.53	0.01	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.02	156,216	0.26	0.58	0.01	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.09	168,054	0.46	0.59	0.09	N/A

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Insight Money Market Fund
Class I
1/1/13 to 12/31/13	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%		$148,652	0.16%	0.26%	0.01%	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.03		233,967	0.20	0.26	0.03	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.06		376,475	0.19	0.24	0.08	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.15	(4)	1,536,180	0.19	0.24	0.14	N/A
1/1/09 to 12/31/09	1.00	0.01		—	(3)	0.01		(0.01)		—	(3)	(0.01)		1.00	0.62	(4)	2,054,581	0.23	0.28	0.52	N/A
Class A
1/1/13 to 12/31/13	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%		$213,247	0.16%	0.56%	0.01%	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		289,910	0.22	0.56	0.01	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		326,702	0.23	0.54	0.01	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01	(4)	383,931	0.33	0.54	0.01	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.31	(4)	532,034	0.55	0.59	0.26	N/A

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Insight Tax-Exempt Money Market Fund
Class I
1/1/13 to 12/31/13	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%	$78,713	0.07%	0.26%	0.01%	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01	92,766	0.13	0.26	0.01	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01	86,601	0.15	0.26	0.02	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.09	604,209	0.19	0.24	0.09	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.36	844,557	0.22	0.27	0.37	N/A
Class A
1/1/13 to 12/31/13	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%	$69,288	0.07%	0.56%	0.01%	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01	78,466	0.13	0.57	0.01	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01	92,796	0.14	0.57	0.01	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01	112,608	0.27	0.54	0.01	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.09	199,472	0.50	0.57	0.09	N/A

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Low Duration Income Fund
Class I
1/1/13 to 12/31/13	$10.96	0.24	(0.13)	0.11	(0.24)	—	(0.24)	$10.83	1.02%	$52,790	0.70%		0.94%	2.18%	51%
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	(0.25)	10.96	6.40	29,513	0.73	(5)	0.99	2.40	87	(6)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	(0.31)	10.54	3.25	65,206	0.70		0.93	2.91	47
1/1/10 to 12/31/10	10.21	0.40	0.30	0.70	(0.40)	—	(0.40)	10.51	6.93	60,777	0.70		0.91	3.81	49
1/1/09 to 12/31/09	9.41	0.44	0.80	1.24	(0.44)	—	(0.44)	10.21	13.39	80,733	0.70		0.83	4.46	21
Class A
1/1/13 to 6/30/13	$10.96	0.21	(0.13)	0.08	(0.21)	—	(0.21)	$10.83	0.76%	$39,436	0.95%		1.14%	1.93%	51%
1/1/12 to 12/31/13	10.54	0.23	0.41	0.64	(0.22)	—	(0.22)	10.96	6.14	28,266	0.96	(5)	1.20	2.12	87	(6)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	(0.28)	10.54	2.99	15,145	0.95		1.13	2.62	47
1/1/10 to 12/31/10	10.20	0.37	0.31	0.68	(0.37)	—	(0.37)	10.51	6.77	10,273	0.95		1.12	3.52	49
1/1/09 to 12/31/09	9.41	0.41	0.79	1.20	(0.41)	—	(0.41)	10.20	13.00	8,176	0.95		1.03	4.08	21
Class C
1/1/13 to 12/31/13	$10.97	0.13	(0.13)	—	(0.13)	—	(0.13)	$10.84	0.01%	$25,463	1.70%		1.89%	1.17%	51%
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	(0.14)	10.97	5.44	20,156	1.71	(5)	1.95	1.38	87	(6)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	(0.20)	10.54	2.23	13,761	1.70		1.88	1.86	47
1/1/10 to 12/31/10	10.21	0.29	0.30	0.59	(0.29)	—	(0.29)	10.51	5.88	8,138	1.70		1.87	2.76	49
1/1/09 to 12/31/09	9.41	0.34	0.80	1.14	(0.34)	—	(0.34)	10.21	12.26	5,121	1.70		1.78	3.29	21

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class I
1/1/13 to 12/31/13	$11.62	0.33	(0.71)	(0.38)	(0.33)	—	(0.33)	$10.91	(3.33)%	$82,936	0.60%		0.77%	2.88%	29%
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—	(0.33)	11.62	7.72	162,094	0.62	(5)	0.79	2.84	35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—	(0.43)	11.10	11.36	94,228	0.57		0.77	3.78	59
1/1/10 to 12/31/10	10.55	0.43	(0.17)	0.26	(0.43)	—	(0.43)	10.38	2.39	47,202	0.60		0.82	3.99	36
1/1/09 to 12/31/09	9.32	0.45	1.23	1.68	(0.45)	—	(0.45)	10.55	18.26	25,394	0.60		0.78	4.46	91
Class A
1/1/13 to 12/31/13	$11.62	0.30	(0.71)	(0.41)	(0.30)	—	(0.30)	$10.91	(3.48)%	$89,303	0.85%		0.98%	2.66%	29%
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—	(0.30)	11.62	7.45	143,397	0.87	(5)	1.00	2.61	35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—	(0.41)	11.10	10.98	107,873	0.81		0.98	3.62	59
1/1/10 to 12/31/10	10.55	0.40	(0.17)	0.23	(0.40)	—	(0.40)	10.38	2.23	77,853	0.85		1.01	3.74	36
1/1/09 to 12/31/09	9.32	0.43	1.23	1.66	(0.43)	—	(0.43)	10.55	17.96	59,226	0.85		0.98	4.19	91

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class C
1/1/13 to 12/31/13	$11.63	0.22	(0.72)	(0.50)	(0.21)	—	(0.21)	$10.92	(4.29)%	$28,845	1.60%		1.73%	1.92%	29%
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—	(0.22)	11.63	6.74	39,792	1.62	(5)	1.75	1.86	35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—	(0.33)	11.10	10.15	28,641	1.54		1.70	2.91	59
1/1/10 to 12/31/10	10.56	0.32	(0.18)	0.14	(0.32)	—	(0.32)	10.38	1.37	17,809	1.60		1.77	2.96	36
1/1/09 to 12/31/09	9.33	0.35	1.23	1.58	(0.35)	—	(0.35)	10.56	17.18	6,175	1.60		1.72	3.33	91

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	The Insight Money Market Fund received $3,642 for 2009 and $316 for 2010 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively for 2009 and 0.02% for Class I for 2010.
(5)	Includes extraordinary expenses.
(6)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind. See Note 12 in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

Note 1. Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of six diversified funds each having a distinct investment objective outline on the respective Fund’s summary page.

All of the Funds offer Class I shares and Class A shares. All the Funds with the exception of the Money Market Funds offer Class C shares.

Class A shares of the Emerging Markets Opportunities Fund are sold with a front-end sales charge of up to 5.75% with some exceptions. The Class A shares of the Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions and the Class A shares of Tax-Exempt Bond Fund are sold with a front-end sales charge of 2.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a sales charge.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan(s). Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

“Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Funds and the Fixed Income Funds, income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations, that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear a Fund’s pro-rata expenses of underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Repurchase Agreements

Certain Funds invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through Bank of New York Mellon, its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

In December 2011, the Financial Accounting Standards Board issued guidance which requires funds to disclose additional information about offsetting and related arrangements for assets and liabilities that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements.

At December 31, 2013, repurchase agreements on a gross basis are as follows:

	Insight Government Money Market Fund	Insight Money Market Fund
	Assets	Assets
Repurchase agreements:
Total gross amounts in Statement of Assets and Liabilities	$360,077	$84,550
Repurchase agreements not subject to offset under master netting agreements	—	—
Total gross amounts of assets and liabilities subject to offset	360,077	84,550
Collateral Amount Pledged/(Received)	(360,077)	(84,550)

Net Amount	$—	$—

H.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

I.	When-Issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan Agreements are generally non-investment grade, often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. All loan agreements currently held by the Funds are assignment loans.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of the date of this report the Funds held only assignment loans.

K.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2013, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral

Emerging Markets Opportunities Fund	$19,155	$19,684

Note 3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Tax-Exempt Bond Fund	0.45%

		First $1 billion	$1+ billion
Emerging Markets Opportunities Fund		1.00%	0.95%

	First $1 billion	$1+ billion through $2 billion	$2+ billion

Low Duration Income Fund	0.55%	0.50%	0.45%

As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund’s average daily net assets: 0.14% of each Fund’s first $100 million of net assets, plus 0.10% of each Fund’s remaining net assets. The Adviser may from time to time temporarily waive all or a portion of its advisory fee in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. The Subadvisers with respect to the Funds they serve are as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	Vontobel(2)
Insight Government Money Market Fund	BMO AM(1)
Insight Money Market Fund	BMO AM(1)
Insight Tax-Exempt Money Market Fund	BMO AM(1)
Low Duration Income Fund	NF(3)(4)
Tax-Exempt Bond Fund	NF(3)(4)

(1)	BMO Asset Management Corp. (“BMO AM”)
(2)	Vontobel Asset Management, Inc. (“Vontobel”)
(3)	Newfleet Asset Management LLC (“NF”)
(4)	An indirect wholly-owned subsidairy of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund’s operating expenses (excluding interest, taxes, extraordinary expenses, front-end or contingent deferred loads, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets for the following Funds:

The Adviser may discontinue these voluntary expense caps at any time.

	Class I(1)	Class A	Class C

Low Duration Income Fund	0.75%	0.95%	1.70%
Tax-Exempt Bond Fund	0.65%	0.85%	1.60%

(1)	These percentages do not include the voluntary waiver of the Class I Shares’ shareholder servicing fees of 0.05% for each Fund by VP Distributors, LLC (“VP Distributors”) an indirect wholly-owned subsidiary of Virtus. The Funds’ distributor may discontinue this waiver at any time.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2014	2015	2016	Total

Low Duration Income Fund	$149	$168	$202	$519
Tax-Exempt Bond Fund	274	394	368	1,036

D.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

that for the fiscal year (the “period”) ended December 31, 2013, it retained net commissions of $199 of Class A Shares and deferred sales charges of $32 and $127 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares 0.25%(2); Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds’ distributor has voluntarily agreed to waive the Funds’ Class I Shares’ shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.
(2)	The Funds’ distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

E.	Administrator and Transfer Agent

Effective January 1, 2013, with the approval of the Board, VP Distributors, the Funds’ former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreement and Transfer Agency and Service Agreement to Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus.

For the year ended December 31, 2013, the Funds incurred administration fees totaling $8,702 which are included in the Statements of Operations. The Administrator may from time to time temporarily waive all or a portion of its administration fee for the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

For the year ended December 31, 2013, the Funds incurred transfer agent fees totaling $13,649 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

F.	Affiliated Shareholders

At December 31, 2013, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Opportunities Fund,
Class A	33,941	$314
Class I	290,115	2,771
Insight Government Money Market Fund,
Class A	51,240,009	51,420
Class I	823,429,795	823,430

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

	Shares	Aggregate Net Asset Value
Insight Money Market Fund,
Class A	147,986,840	$147,987
Class I	44,420,764	44,421
Insight Tax-Exempt Money Market Fund,
Class A	65,668,545	65,669
Class I	62,466,092	62,466
Low Duration Income Fund,
Class I	67,627	732
Tax-Exempt Bond Fund,
Class I	466,352	5,087

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for all Funds except the Money Market Funds (excluding U.S. Government and agency securities, and short-term securities) during the year ended December 31, 2013, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$4,209,367	$2,413,314
Low Duration Income Fund	75,250	30,114
Tax-Exempt Bond Fund	82,395	201,684

Purchases and sales of long term U.S. Government and agency securities for the Funds during the year ended December 31, 2013, were as follows:

Low Duration Income Fund	$17,903	$22,339

Note 5. Capital Share Transactions

(Reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Opportunities Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	473,735	$4,812,190	369,580	$3,564,404
Reinvestment of distributions	5,964	56,093	4,030	38,832
Shares repurchased	(333,259)	(3,277,557)	(93,917)	(910,254)

Net Increase / (Decrease)	146,440	$1,590,726	279,693	$2,692,982

Class A
Sale of shares	58,961	$582,255	88,712	$827,576
Reinvestment of distributions	1,008	9,195	861	8,013
Shares repurchased	(62,297)	(600,273)	(24,925)	(231,118)

Net Increase / (Decrease)	(2,328)	$(8,823)	64,648	$604,471

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

	Emerging Markets Opportunities Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Sale of shares	8,588	$84,025	14,143	$130,356
Reinvestment of distributions	72	642	82	768
Shares repurchased	(5,525)	(51,536)	(1,894)	(17,376)

Net Increase / (Decrease)	3,135	$33,131	12,331	$113,748

	Insight Government Money Market Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	1,086,880	$1,086,880	1,332,057	$1,332,057
Reinvestment of distributions	12	12	8	8
Shares repurchased	(1,318,860)	(1,318,860)	(1,456,000)	(1,456,000)

Net Increase / (Decrease)	(231,968)	$(231,968)	(123,935)	$(123,935)

Class A
Sale of shares	182,036	$182,036	241,240	$241,240
Reinvestment of distributions	5	5	6	6
Shares repurchased	(201,979)	(201,979)	(230,576)	(230,576)

Net Increase / (Decrease)	(19,938)	$(19,938)	10,670	$10,670

	Insight Money Market Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	657,330	$657,330	974,812	$974,812
Reinvestment of distributions	4	4	30	30
Shares repurchased	(742,649)	(742,649)	(1,117,712)	(1,117,712)

Net Increase / (Decrease)	(85,315)	$(85,315)	(142,870)	$(142,870)

Class A
Sale of shares	785,411	$785,411	1,778,443	$1,778,443
Reinvestment of distributions	21	21	22	22
Shares repurchased	(862,095)	(862,095)	(1,814,895)	(1,814,895)

Net Increase / (Decrease)	(76,663)	$(76,663)	(36,430)	$(36,430)

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

	Insight Tax-Exempt Money Market Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	170,882	$170,882	189,383	$189,383
Reinvestment of distributions	— (1)	— (1)	— (1)	— (1)
Shares repurchased	(184,934)	(184,934)	(183,218)	(183,218)

Net Increase / (Decrease)	(14,052)	$(14,052)	6,165	$6,165

Class A
Sale of shares	204,794	$204,794	201,110	$201,110
Reinvestment of distributions	6	6	7	7
Shares repurchased	(213,979)	(213,979)	(215,447)	(215,447)

Net Increase / (Decrease)	(9,179)	$(9,179)	(14,330)	$(14,330)

(1)	Amount less than 500.

	Low Duration Income Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	4,577	$49,762	1,699	$18,308
Reinvestment of distributions	67	732	61	654
Shares redeemed in-kind (Note 12)	—	—	(3,151)	(33,811)
Shares repurchased	(2,463)	(26,694)	(2,103)	(22,538)

Net Increase / (Decrease)	2,181	$23,800	(3,494)	$(37,387)

Class A
Sale of shares	2,789	$30,417	1,588	$17,212
Reinvestment of distributions	61	658	33	360
Shares repurchased	(1,788)	(19,423)	(481)	(5,179)

Net Increase / (Decrease)	1,062	$11,652	1,140	$12,393

Class C
Sale of shares	1,400	$15,245	1,198	$12,994
Reinvestment of distributions	19	209	14	146
Shares repurchased	(907)	(9,864)	(680)	(7,357)

Net Increase / (Decrease)	512	$5,590	532	$5,783

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

	Tax-Exempt Bond Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	3,834	$43,947	9,666	$110,550
Reinvestment of distributions	245	2,750	237	2,730
Shares repurchased	(10,427)	(116,580)	(4,446)	(51,245)

Net Increase / (Decrease)	(6,348)	$(69,883)	5,457	$62,035

Class A
Sale of shares	2,009	$23,082	4,838	$55,635
Reinvestment of distributions	251	2,815	237	2,727
Shares repurchased	(6,415)	(71,533)	(2,456)	(28,284)

Net Increase / (Decrease)	(4,155)	$(45,636)	2,619	$30,078

Class C
Sale of shares	423	$4,856	1,226	$14,089
Reinvestment of distributions	48	541	42	487
Shares repurchased	(1,252)	(13,925)	(426)	(4,887)

Net Increase / (Decrease)	(781)	$(8,528)	842	$9,689

Note 6. 10% Shareholders

As of December 31, 2013, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

Emerging Markets Opportunities Fund	18%	1
Insight Government Money Market	90	2	*
Insight Money Market	70	4	*
Insight Tax-Exempt Money Market	77	2	*
Low Duration Income Fund	23	2

*	Includes affiliated shareholder accounts.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At December 31, 2013, the Fund listed below held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments

Emerging Markets Opportunities Fund	Consumer Staples	40%
Emerging Markets Opportunities Fund	Financials	30

Note 8. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where liquidity is based on average trading volumes that require more than seven days for disposal of such securities.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At December 31, 2013, the Funds did not hold any illiquid and restricted securities.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

Note 9. Federal Income Tax Information

($ reported in thousands except as noted)

At December 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$7,618,191	$536,524	$(530,421)	$6,103
Insight Government Money Market Fund	1,046,789	—	—	—
Insight Money Market Fund	361,921	—	—	—
Insight Tax-Exempt Money Market Fund	147,719	—	—	—
Low Duration Income Fund	117,195	1,259	(1,061)	198
Tax-Exempt Bond Fund	195,993	8,537	(4,766)	3,771

Certain Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring December 31
	2014	2015	2017	No Expiration	Total

Insight Tax-Exempt Money Market Fund	$—	$—	$2	$—	$2
Low Duration Income Fund	823	1,171	1,169	168	3,331
Tax-Exempt Bond Fund	—	—	673	—	673

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended December 31, 2013, certain Funds utilized losses deferred in prior years against the current year capital gains as follows:

Insight Tax-Exempt Money Market Fund	$—	(1)
Low Duration Income Fund	224
Tax-Exempt Bond Fund	493

(1)	Amount less than $500.

The following Fund had capital loss carryovers which expired in 2013:

Low Duration Income Fund	$774

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2013, the Funds deferred and recognized qualified late year losses as follows:

	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized

Emerging Markets Opportunities Fund	$—	$—	$—	$42,322
Low Duration Income Fund	—	—	20	—
Tax-Exempt Bond Fund	—	—	536	—

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income

Emerging Markets Opportunities Fund	$3,725	$71,429	$—
Insight Tax-Exempt Money Market Fund	—	—	—	(1)
Low Duration Income Fund	56	—	—
Tax-Exempt Bond Fund	—	—	175

(1)	Amount is less than $500.

For the period ended December 31, 2013, certain Funds distributed exempt interest dividends as follows:

Insight Tax-Exempt Money Market Fund	$16
Tax-Exempt Bond Fund	7,625

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the years ended December 31, 2013 and 2012 was as follows:

		Ordinary Income	Long-Term Capital Gains	Total

Emerging Markets Opportunities Fund	2013	$82,709	$1,642	$84,351
	2012	34,995	20,374	55,369
Insight Government Money Market Fund	2013	115	—	115
	2012	141	—	141
Insight Money Market Fund	2013	42	—	42
	2012	93	—	93
Insight Tax-Exempt Money Market Fund	2013	17	—	17
	2012	18	—	18
Low Duration Income Fund	2013	1,963	—	1,963
	2012	1,567	—	1,567
Tax-Exempt Bond Fund	2013	7,650	—	7,650
	2012	8,146	—	8,146

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2013

Note 10. Reclassification of Capital Accounts

($ reported in thousands except as noted)

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of a Fund. As of December 31, 2013, each Fund recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid in on Shares of Beneficial Interest		Accumulated Net Realized Gain (Loss)		Undistributed Net Investment Income (Loss)

Emerging Markets Opportunities Fund	$—		$(8,130)		$8,130
Insight Government Money Market Fund	(1)		1		—
Insight Money Market Fund	—	(1)	—	(1)	—
Insight Tax-Exempt Money Market Fund	—	(1)	—	(1)	—	(1)
Low Duration Income Fund	(774)		792		(18)
Tax-Exempt Bond	—		—	(1)	—	(1)

(1)	Amount is less than $500.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 12. Redemption-In-Kind

(Reported in thousands)

During the fiscal year ended December 31, 2012, the Low Duration Income Fund realized $(5) of net losses resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they have been reclassified from accumulated undistributed net realized gains (loss) to Capital paid in on shares of beneficial interest.

Note 13. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of the Virtus Insight Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Emerging Markets Opportunities Fund, Virtus Insight Government Money Market Fund, Virtus Insight Money Market Fund, Virtus Insight Tax-Exempt Money Market Fund, Virtus Low Duration Income Fund, and Virtus Tax-Exempt Bond Fund (constituting Virtus Insight Trust, hereafter referred to as the “Trust”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and each of the financial highlights for the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodians and broker, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 20, 2014

VIRTUS INSIGHT TRUST

TAX INFORMATION NOTICE (Unaudited)

DECEMBER 31, 2013

($ reported in thousands)

For the fiscal year ended December 31, 2013, certain Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or maximum amount allowable of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders and the percentage of ordinary income dividends earned by the Funds which qualify for the dividends received deduction (“DRD”) for corporate shareholders. The amounts (reported in thousands) the Funds designated as long-term capital gains dividends (“LTCG”) or if subsequently different. The actual percentages for the calendar year will be designated in year-end tax statement.

Fund	QDI	DRD	LTCG
Emerging Markets Opportunities Fund	100%	0%	$73,072
Insight Government Money Market Fund	—	—	—
Insight Money Market Fund	—	—	—
Insight Tax-Exempt Money Market Fund	—	—	—
Low Duration Income Fund	—	—	—
Tax-Exempt Bond Fund	—	—	—

For federal income tax purposes, the following percentages of income dividends paid qualify as exempt-interest dividends.

Insight Tax-Exempt Money Market Fund	100%
Tax-Exempt Bond Fund	100

For the period ended December 31, 2013, the Emerging Markets Opportunities Fund recognized $203,155 of foreign source income on which the Fund paid foreign taxes of $4,556. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

(Unaudited)

The Board of Trustees (the “Board”) of Virtus Insight Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held on November 14, 2013, (the “Meeting”) the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information from VIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. The Board noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the periods ended September 30, 2013.

Virtus Emerging Markets Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods and underperformed its Performance Universe and its benchmark for the 1-year period.

Virtus Low Duration Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 5- year periods and underperformed its Performance Universe for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 10-year periods and outperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 3-, 5-, and 10-year periods and outperformed its benchmark for the 1-year period.

Virtus Insight Government Money Market Fund. The Board noted that the Fund performed at the median of its Performance Universe for the 1-year period, underperformed its Performance Universe for the 3-year period and outperformed its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund performed at its benchmark for the 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods.

Virtus Insight Money Market Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund performed at its benchmark for the 1-year period, underperformed its benchmark for the 5-year period and outperformed its benchmark for the 3- and 10-year periods.

Virtus Insight Tax-Exempt Money Market Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed its Performance Universe for the 10-year period. The Board also noted that the Fund performed at its benchmark for the 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, were satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Low Duration Income Fund. The Board considered that the Fund’s net management fee was at the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus Insight Government Money Market Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers was below the median of the Expense Group

Virtus Insight Money Market Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus Insight Tax-Exempt Money Market Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc. and BMO Asset Management Corp. (formerly Harris Investment Management, Inc.), the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended with respect to each Fund.

FUND MANAGEMENT TABLES (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust as of December 31, 2013, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-1574. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

Independent Trustees

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Leroy Keith, Jr. YOB: 1939 Elected: 2006 49 Funds	Chairman (since 2010), Bloc Global Services Group, LLC (construction and redevelopment company); Managing Director (2007 to 2008), Almanac Capital Management (commodities business); Director/Trustee (since 2010), Wells Fargo Advantage Funds (149 series) and their predecessors, Evergreen Funds (1989 to 2010); and Director (2003 to 2010), Diversapack Co. (soft packaging company).
Philip R. McLoughlin Chairman YOB: 1946 Elected: 2006 64 Funds

Partner (since 2006), Cross Pond Partners, LLC (strategy consulting firm); Managing Director (2009 to 2010), SeaCap Asset Management Fund I, L.P. and SeaCap Partners, LLC (investment management); Director (since 1991) and Chairman (since 2010), World Trust Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Trustee and Chairman (since 2011), Virtus Closed-End Funds (2 portfolios); Director (since 1996), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Trustee and Chairman (since 2013), Virtus Alternative Solutions Funds; and Director (1985 to 2009), Argo Group International Holdings Inc. and its predecessor, PXRE Corporation (insurance).

Geraldine M. McNamara YOB: 1951 Elected: 2006 53 Funds	Retired. Director (since 2003), DTF Tax-Free Income Fund, Inc.; Director (since 2003), Duff & Phelps Utility and Corporate Bond Trust, Inc.; Director (since 2009), DNP Select Income Fund Inc.; and Director (since 2011) Duff & Phelps Global Utility Income Fund Inc.
James M. Oates YOB: 1946 Elected: 2006 51 Funds

Managing Director (since 1994), Wydown Group (consulting firm); Chairman and Trustee (since 2005), John Hancock Fund Complex (234 portfolios); Director (since 1996), Stifel Financial; Chairman and Director (since 1999), Connecticut River Bank and Director (since 1998), Connecticut River Bancorp; Chairman (since 2000), Emerson Investment Management, Inc.; Director (since 2002), New Hampshire Trust Company; Non-Executive Chairman (2007 to 2011), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); and Trustee (since 2013), Virtus Closed-End Funds (2 portfolios).

Richard E. Segerson YOB: 1948 Elected: 2006 49 Funds	Retired, Managing Director (1998 to 2013), Northway Management Company.
Ferdinand L.J. Verdonck YOB: 1942 Elected: 2006 49 Funds	Director (since 1998), The J.P. Morgan European Investment Trust; Director (since 2005), Galapagos N.V. (biotechnology); Mr. Verdonck is also a director of several non-U.S. companies.

FUND MANAGEMENT TABLES (UNAUDITED) (Continued)

Interested Trustee

The individual listed below is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, as amended, and the rules and regulations thereunder.

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
George R. Aylward* Trustee and President YOB: 1964 Elected: 2006 62 Funds

Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005); Chairman, President and Chief Executive Officer (since 2006), The Zweig Closed-End Funds (2 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (2 portfolios); President (since 2010) and Trustee (since 2012), Virtus Variable Insurance Trust (9 portfolios); Director (since 2013), Virtus Global Funds, PLC; and President and Trustee (since 2013), Virtus Alternative Solutions Funds.

*	Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (UNAUDITED) (Continued)

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
W. Patrick Bradley YOB: 1972	Senior Vice President (since 2013), Chief Financial Officer and Treasurer (since 2006); Vice President (2011 to 2013).

Senior Vice President, Fund Services (since 2010), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Senior Vice President (since 2013); Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust (9 portfolios); Senior Vice President (since 2013); Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Closed-End Funds (2 portfolios); Senior Vice President (since 2013), Vice President (2012 to 2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Closed-End Funds (2 portfolios); Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Senior Vice President Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Funds.

Kevin J. Carr YOB: 1954	Senior Vice President (since 2013), Chief Legal Officer Counsel and Secretary (since 2005); Vice President (2005 to 2011).

Senior Vice President, Legal (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust (9 portfolios); Senior Vice President (since 2013), Assistant Secretary (since 2012) and Vice President (2012 to 2013), Virtus Closed-End Funds (2 portfolios); Senior Vice President (since 2013), Assistant Secretary (since 2012), Vice President (2012 to 2013) and Secretary and Chief Legal Officer (2005 to 2012), The Zweig Closed-End Funds (2 portfolios); and Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.

Nancy J. Engberg YOB: 1956	Vice President and Chief Compliance Officer since 2011.

Vice President (since 2008) and Chief Compliance Officer (2008 to 2011), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions with Virtus affiliates (since 2008); Vice President and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust (9 portfolios); Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds (2 portfolios); Vice President and Chief Compliance Officer (since 2012), The Zweig Closed-End Funds (2 portfolios); and Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Funds.

Francis G. Waltman YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008-2013).

Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2006); Executive Vice President (since 2013); Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust (9 portfolios); Executive Vice President (since 2013) and Senior Vice President (2011 to 2013), Virtus Closed-End Funds (2 portfolios); Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Funds.

Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated January 29, 2014 to the Summary Prospectus,

Statutory Prospectus and Statement of Additional Information dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

Effective February 3, 2014, Virtus Emerging Markets Opportunities Fund will be open to all potential investors. Accordingly, effective on said date the subsection “Important Information about Virtus Emerging Markets Opportunities Fund” under the heading ‘How to Buy Shares’ in the fund’s Prospectus and Statement of Additional Information will be removed. Additionally, the reference in the fund’s summary prospectus and the summary section of the statutory prospectus to the fund no longer being available for purchase will also be removed.

Investors should retain this supplement with the Prospectuses and Statement of Additional Information for future reference.

VIT 8003/OpenEMOF (1/2014)

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase & Co

1 Chase Manhattan Plaza

New York, NY 10005-1401

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please

call your financial representative,

or contact us at 1-800-243-1574

or Virtus.com.

8004	02-14

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that James M. Oates and Richard E. Segerson each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Mr. Oates and Mr. Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $168,576 for 2013 and $227,645 for 2012.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $18,515 for 2013 and $43,251 for 2012. Such audit-related fees include the review of the semi-annual financial statements, out of pocket expenses and cross fund fees.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $32,625 for 2013 and $34,640 for 2012.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2012.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Insight Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee . The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $434,669 for 2013 and $418,361 for 2012.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	03/07/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	03/07/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	03/07/14

*	Print the name and title of each signing officer under his or her signature.